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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-22588

BPV Family of Funds
(Exact name of registrant as specified in charter)

9202 South Northshore Drive, Suite 300 Knoxville, TN	37922
(Address of principal executive offices)	(Zip code)

Michael R. West

9202 South Northshore Drive, Suite 300 Knoxville, TN 37922
(Name and address of agent for service)

With copy to: Jeffrey T. Skinner
Kilpatrick Townsend & Stockton LLP
1001 West Fourth Street
Winston-Salem, NC 27101

Registrant's telephone number, including area code:	(855) 784-2399

Date of fiscal year end:	March 31

Date of reporting period:	September 30, 2015

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

BPV FUNDS

Access your back porch vista.

SEPTEMBER 30, 2015 (Unaudited)

SEMI-ANNUAL REPORT

www.bpvfunds.com

Table of Contents

Shareholder Letter	1
Performance Update and Portfolio Information
BPV Core Diversification Fund	9
BPV Wealth Preservation Fund	11
BPV Low Volatility Fund	12
BPV Large Cap Value Fund	13
BPV Income Opportunities Fund	15
Schedule of Investments
BPV Core Diversification Fund	17
BPV Wealth Preservation Fund	20
BPV Low Volatility Fund	22
BPV Large Cap Value Fund	24
BPV Income Opportunities Fund	31
Statements of Assets and Liabilities	39
Statements of Operations	45
Statements of Changes in Net Assets
BPV Core Diversification Fund	48
BPV Wealth Preservation Fund	50
BPV Low Volatility Fund	52
BPV Large Cap Value Fund	53
BPV Income Opportunities Fund	55
Financial Highlights
BPV Core Diversification Fund	57
BPV Wealth Preservation Fund	59
BPV Low Volatility Fund	61
BPV Large Cap Value Fund	62
BPV Income Opportunities Fund	65
Notes to Financial Statements	68
About Your Funds’ Expenses	84
Other Information	87
Approval of Advisory Agreements	88

BPV Family of Funds	Shareholder Letter

September 30, 2015 (Unaudited)

Dear Shareholder:

The commentary below describes the market conditions the BPV Family of Funds faced over the past six months and how they performed under those conditions.

Market Overview

The six-month period ended September 30, 2015 was marked by growing uncertainty surrounding the course and tempo of monetary policy and the overall economy. Monetary policy, the drawdown in oil prices, the strengthening U.S. dollar, and various regional conflagrations dominated the landscape. In general, these events significantly impacted investment decisions. By most measures the recovery since the Great Recession has been anemic, with slow growing wages, diluted employment, mute inflation, and lagging capital spending. Although the U.S. economy appears to be performing better than other global economies, the level of global interdependence is higher now than it has ever been and is not likely to subside. Yet, the economy is improving and no one is seriously calling for a recession. It seems that the Federal Reserve Bank (the “Fed”) interest-rate hike will be accepted by investors as an indication of growing health in the economy. In these market conditions, the BPV Family of Funds performed as follows:

Performance of the BPV Core Diversification Fund

For the six months ended September 30, 2015, the Institutional Class of the BPV Core Diversification Fund returned -7.02%, while the S&P 500 Total Return Index (“S&P 500”) returned -6.18%, the BofA Merrill Lynch 10+ Year TR Index (G9O2) returned -3.33%, the Bloomberg Commodity Index (“BCOM”) returned -10.48%, and the Barclays U.S. Aggregate Index (“AGG”) returned -0.47%.

During the quarter ended June 30, 2015, the BPV Core Diversification Fund was down 1.78% as the Fund’s equity, fixed-income, and alternative allocations detracted from the Fund’s performance. The quarterly gain for the S&P 500 was 0.28%, the AGG was down 1.68%, and the BCOM was up 4.66%. Losses in the equity sleeve of the portfolio were generated largely by long positions in European equities. Major European markets posted their worst quarter in three years as investors were rattled by uncertainty about Greece’s future in the European Union. United States Treasuries finished the second quarter of 2015 with the largest quarterly yield gain since December 2013, snapping a five-quarter losing streak. The rising trend in Treasury yields was a function of the market’s anticipation for the first interest rate hike in nearly a decade, along with a spillover of rising interest rates in the Eurozone. The Bloomberg Dollar Index (DXY) finished the quarter down -2.92%. The U.S. Dollar booked most of its losses early in the quarter and most notably declined for five straight weeks in April and May amid a run of disappointing U.S. economic data. This further hurt quarterly performance for the BPV Core Diversification Fund.

BPV Family of Funds	Shareholder Letter

September 30, 2015 (Unaudited)

For the quarter ended September 30, 2015, the BPV Core Diversification Fund was down 5.34%, with losses mainly from the Fund’s equity and commodity allocations. The S&P 500 was down 6.44%, the AGG was up 1.23%, and the BCOM was down 14.47% for the quarter. During the quarter, the Fund initiated positions in mortgage-backed securities (“MBS”) and investment-grade bonds while trimming exposure to the Energy sector. Oil futures markets were down 24% for the quarter as inventories exhibited increases.

Performance of the BPV Wealth Preservation Fund

For the six months ended September 30, 2015, the Institutional Class of the BPV Wealth Preservation Fund returned -2.25%, while the S&P 500 returned -6.18%, the AGG returned -0.47% and the Merrill Lynch 1-3 Yr. US Treasury & Agency Index (G1A0) returned 0.46%.

During the quarter ended June 30, 2015, the BPV Wealth Preservation Fund was up 0.19%. The S&P 500 was up 0.28%, the AGG was down 1.68%, and the G1A0 was up 0.15%. All three areas of the portfolio (“Equity”, “Core Options”, and “Tactical Options”) were positive contributors to quarterly performance.

For the quarter ended September 30, 2015, the BPV Wealth Preservation Fund was down 2.44%. The S&P 500 was down 6.44%, the AGG was up 1.23%, and the G1A0 was up 0.31%. Equity was the primary detractor from performance while Core Options was a positive contributor and Tactical Options was somewhat flat.

Performance of the BPV Low Volatility Fund

For the six months ended September 30, 2015, the BPV Low Volatility Fund returned -2.02%, while the S&P 500 returned -6.18%, the AGG returned -0.47% and the G1A0 returned 0.46%.

During the quarter ending June 30, 2015, the BPV Low Volatility Fund returned 0.39%. The S&P 500 was up 0.28%, the AGG was down 1.68%, and the G1A0 was up 0.15%. All three of the main segments of the portfolio (“Equity”, “Core Options”, and “Tactical Options”) contributed positive performance during the quarter.

For the quarter ended September 30, 2015, the BPV Low Volatility Fund was down 2.40% with the S&P 500 down 6.44%, the AGG up 1.23%, and the G1A0 up 0.31%. Equity detracted from performance while Core Options offset some losses and Tactical Options was mainly flat.

BPV Family of Funds	Shareholder Letter

September 30, 2015 (Unaudited)

Performance of the BPV Large Cap Value Fund

For the six months ended September 30, 2015, the Institutional Class of the BPV Large Cap Value Fund returned -8.23%, while the Russell 1000 Value Index TR (“RUI”) returned -8.30%.

During the quarter ending June 30, 2015, the BPV Large Cap Value Fund returned -0.28% while the RUI returned 0.11%. Over the quarter, Utilities were the worst performing sector, down -6.7%, while the Health Care sector finished with a 2.4% gain. For the quarter, Financials was the best performing sector in the portfolio, as investors expected banks and insurance companies to benefit from higher interest rates. The Fund’s allocation to this sector contributed 0.81% to the portfolio. Information Technology also detracted from the Fund’s performance during the quarter, detracting 0.39% from the portfolio.

For the quarter ended September 30, 2015, the BPV Large Cap Value Fund outperformed the RUI by 0.42%. Financials was the largest detracting sector in the portfolio for the quarter with banks and insurance companies down on inaction by the Fed. Energy was also a detractor during the quarter, as oil and gas services and equipment companies suffered because oil dropped 24% over the quarter.

Performance of the BPV Income Opportunities Fund

Since inception on June 12, 2015, the Institutional Class of the BPV Income Opportunities Fund returned -6.00% through September 30, 2015. Over the same period, the AGG returned -0.47%, and the Bank of America Merrill Lynch High Yield Index (“BAML High Yield”) returned -4.95%.

During the quarter ended June 30, 2015, the BPV Income Opportunities Fund was establishing its portfolio. Performance was hurt largely by a 76% exposure to corporate bonds. The Fund ended the quarter with 164 positions and a duration of approximately 3.36 years.

For the quarter ended September 30, 2015, the BPV Income Opportunities Fund returned -4.95% while the S&P 500 returned -6.44% the AGG returned 1.23%, and the BAML High Yield returned -4.90%. High-yield credit instruments were hurt by Energy names. Further declines in crude oil along with suspended dividends and bankruptcy filings by Energy companies, as well as the Fed’s inaction on interest rates all contributed to a risk-off move by investors. The default rate among exploration and production companies in the Energy sector increased to 8.5%, according to Fitch Ratings. Corporate bonds were the chief detractor from performance.

BPV Family of Funds	Shareholder Letter

September 30, 2015 (Unaudited)

Outlook

Fed Liftoff—Still Waiting—And The Stock Market

The Fed’s actions, or rather inactions, on interest rates monopolized investors’ attention for most of this year. Earlier this year we commented that the Fed already delayed the raising of interest rates (i.e., “liftoff”) for too long. A low rate of inflation represented one of the Fed’s reasons for the delay. In our opinion, and ironically, the Fed’s zero-interest-rate policy (“ZIRP”) contributes to our inability to overcome low inflation. Simply put, ZIRP helps finance new excess capacity as well as enables existing inefficient capacity to remain in operation. Chair Yellen’s September speech supported liftoff by year end. However, recent comments from members of the Fed suggest a further delay in liftoff until next year. When liftoff eventually occurs, a quarter basis point Fed Funds rate increase will represent a greater percentage change from a zero interest rate base than it would from a 3% rate base. The resulting greater relative change may initially increase volatility in the fixed-income markets.

After liftoff, if past stock market history repeats itself, the stock market could follow a favorable trend for some period. One caveat: this liftoff will follow the longest, most publicly broadcast Fed Funds rate increase. Therefore, this lengthy period of “preannouncements” and investor anticipation may short circuit the favorable trend normally following such actions.

Long-Term Interest Rate Outlook and Portfolio Risk Management

A number of influences, both domestic and international, may lead to long-term interest rates reversing their more than 30-year decline. If correct, we believe fixed-income securities will not provide the historical return and correlation benefits when included in a portfolio with equities. Investors may then need to consider alternative methods to dampen their risk exposures.

Volatility and Dispersion

Going forward, we believe financial markets will continue to show higher levels of volatility than they have experienced over the last five years. Moreover, higher volatility may lead to broader inter-sector and intra-sector dispersions of equity returns. Broader dispersions provide the potential for fundamentally-driven equity managers to generate excess returns or alpha. Within this environment, we believe the importance of choosing fund managers with such demonstrated skills increases.

BPV Family of Funds	Shareholder Letter

September 30, 2015 (Unaudited)

Source: CBOE, Bloomberg

Source: S&P Dow Jones Indices

Fed Liftoff and the Economy

We believe the modest expected Fed Funds rate increase will move monetary policy from a very accommodative stance to simply accommodative. Therefore, in 2016, even after eventual liftoff, the economy should continue its slow but steady growth. However, as the year moves on, further modest rate increases by the Fed might begin to gradually mute economic growth unless new fiscal actions step in to help.

BPV Family of Funds	Shareholder Letter

September 30, 2015 (Unaudited)

The Economy Needs Help from Fiscal Actions

With monetary policy’s diminished marginal impact, the economy may require a kick start from new fiscal actions. However, we believe that remains unlikely given the distractions of next year’s presidential elections. Adding to the uncertainty created by the vacuum in Washington, the presidential candidates offer sharply differing programs to restart the economy. The myriad of these potential programs only adds to the uncertainties business leaders already face. At the same time, such fiscal actions would also initially lead to an even greater debt overhang. So while the economy needs help from new and stronger fiscal actions, such actions may be unlikely until after the elections—if then.

World Growth

Despite our cautionary tone, the U.S. economy may perform better than other developed economies. At the same time, global interdependence continues to affect the outlook for most major economies including the U.S. Therefore, until economies outside the U.S. show more vigor, we believe domestic economic growth will remain sluggish. The International Monetary Fund (“IMF”) recently reduced its projected 2015 world output growth to a rate below that of 2014. However, there shines a glimmer of hope: the IMF projects increased growth in world output next year. If the latter forecast proves correct, then stronger growth outside the U.S. could potentially curtail the U.S. dollar’s increasing strength. A plateau or decline for the U.S. dollar would likely increase U.S. exports and reduce imports—all to the benefit of U.S. economic growth. However, this may take some time to materialize, as many of the higher-debt emerging markets deal with the Fed’s actions and the petrodollar countries manage the implications of lower oil prices.

Summary

Cautious optimism best describes our view for both the U.S. economy and the U.S. equity markets. At the same time, we remain less optimistic for most core fixed-income markets.

During the first half of this decade, price/earnings (“P/E”) multiple expansion, more than earnings per share (“EPS”) growth, may have produced the substantial gains investors experienced in the equity markets. With already above average P/E multiples, forecasts of moderate EPS growth in 2016, therefore, may not translate into further broad expansion of P/E multiples. In the absence of broad multiple expansion, we believe equity market returns will likely approximate the overall forecast for moderate EPS gains.

Sincerely,

Andrew Melnick
Chief Strategist, BPV Capital Management

Miranda Davis and George Hashbarger, Jr.
Portfolio Managers, Quintium Advisors

Ted Aronson, Stefani Cranston, Gina Moore, Greg Rogers, and Chris Whitehead
Portfolio Managers, AJO

BPV Family of Funds	Shareholder Letter

September 30, 2015 (Unaudited)

All Fund performance is based on Institutional class shares.

The statements and opinions expressed are those of the Funds’ Portfolio Managers and are as of the date of this report.

The Barclays Capital U.S. Aggregate Bond Index covers the investment-grade, U.S. dollar denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, MBS (agency fixed-rate and hybrid ARM pass-throughs), asset-backed securities and commercial mortgage-backed securities. You cannot invest directly in an index.

The Bloomberg Commodity Index is the total return of a broadly diversified index that allows investors to track commodity futures through a single, simple measure. The index is designed to minimize concentration in any one commodity or sector. You cannot invest directly in an index.

The Bloomberg Dollar Index (DXY) is an index (or measure) of the value of the United States dollar relative to a basket of foreign currencies, often referred to as a basket of US trade partners’ currencies. You cannot invest directly in an index.

The Bank of America Merrill Lynch High Yield Bond Index, or US High Yield Master II Index (H0A0), tracks the performance of below investment grade, but not in default, US dollar-denominated corporate bonds publicly issued in the US domestic market, and includes issues with a credit rating of BBB or below, as rated by Moody’s and S&P. You cannot invest directly in an index.

The Russell 1000 Value Index measures the performance of the large-cap value segment of the U.S. equity universe and includes Russell 1000 companies with lower price-to-book ratios and lower expected growth values. You cannot invest directly in an index.

The S&P 500 Total Return Index is the total return of the Standard & Poor’s composite index of 500 stocks, a widely recognized, unmanaged index of common stock prices. You cannot invest directly in an index.

Diversification does not eliminate the risk of experiencing investment losses.

Commodity-related risks include production risks caused by unfavorable weather, animal and plant disease, and geologic and environmental factors. Furthermore, investments related to gold and other precious metals and minerals may fluctuate sharply over short periods of time and are considered speculative and are affected by a variety of worldwide economic, financial, and political factors.

A Fund’s use of options involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. By investing in options, a Fund is subject to the risk of counterparty default, as well as the potential for unlimited loss.

BPV Family of Funds	Shareholder Letter

September 30, 2015 (Unaudited)

Fixed income investments are subject to credit risk, which is the risk that a specific issuer of a fixed income security may default on its obligations to security holders. An economic downturn or an increase in interest rates may have a negative or adverse effect on an issuer’s ability to timely make payments of principal and interest. Increases in interest rates typically lower the present value of a company’s future earnings stream. Accordingly, bond prices will generally decline when investors anticipate or experience rising interest rates.

Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance data may be higher or lower than actual data quoted. Fee reductions and expense reimbursements have positively impacted Fund performance. The Funds impose a 1.00% redemption fee on shares held for less than 60 days. Performance data does not reflect the redemption fee which, if reflected, would reduce the performance quoted. For the most current month-end performance data please call 855.784.2399.

BPV Core Diversification Fund	Performance Update

September 30, 2015 (Unaudited)

Comparison of the Change in Value of a $100,000 Investment in
BPV Core Diversification Fund - Institutional Shares versus the S&P 500®

Index, 10+ Year Treasury Index and Bloomberg Commodity Index

The graph above represents performance of Institutional Shares only, which will vary from the performance of Advisor Shares to the extent the classes do not have the same expenses or inception dates.

Average Annual Total Returns (for the periods ended September 30, 2015)
	1 Year	Since Inception(a)
BPV Core Diversification Fund - Institutional Shares	-7.23%	1.47%
BPV Core Diversification Fund - Advisor Shares	-7.70%	-0.03%
S&P 500® Index	-0.61%	16.32%(b)
10+ Year Treasury Index	8.73%	3.49%(b)
Bloomberg Commodity Index	-25.99%	-11.05%(b)

(a)	Commencement of operations for Institutional Shares was October 5, 2011 and for Advisor Shares was January 2, 2013.

(b)	Represents the period from October 5, 2011 (the commencement of operations for Institutional Shares) through September 30, 2015.

BPV Core Diversification Fund	Portfolio Information

September 30, 2015 (Unaudited)

Portfolio Information
Fund Allocation	% of Net Assets
Common Equity	29.9%
Fixed Income/Treasuries	33.9%
Alternatives/Commodities	14.9%
Open-End Funds	6.1%
Sector Funds	12.0%
Short Term and Other Assets in Excess of Liabilities	3.1%
Purchased Option Contracts	0.1%

Top 10 Equity Holdings

Security Description	% of Net Assets
SPDR® S&P 500® ETF Trust	20.0%
iShares® 20+ Year Treasury Bond ETF	17.7%
WisdomTree Europe Hedged Equity Fund	9.9%
Merger Fund (The) - Institutional Shares	6.1%
iShares® TIPS Bond ETF	5.7%
PowerShares® DB Agriculture Fund	4.2%
PowerShares® DB US Dollar Index Bullish Fund	4.2%
Health Care Select Sector SPDR® Fund	2.8%
SPDR® Barclays High Yield Bond ETF	2.7%
AdvisorShares Peritus High Yield ETF	2.6%

BPV Wealth Preservation Fund	Performance Update

September 30, 2015 (Unaudited)

Comparison of the Change in Value of a $100,000 Investment in
BPV Wealth Preservation Fund - Institutional Shares versus the S&P 500® Index,
U.S. Treasury 1-3 Year Index and Barclays U.S. Aggregate Bond Index

The graph above represents performance of Institutional Shares only, which will vary from the performance of Advisor Shares to the extent the classes do not have the same expenses or inception dates.

Average Annual Total Returns (for the periods ended September 30, 2015)
	1 Year	Since Inception(a)
BPV Wealth Preservation Fund - Institutional Shares	-0.28%	1.97%
BPV Wealth Preservation Fund - Advisor Shares	-0.48%	1.17%
S&P 500® Index	-0.61%	16.32%(b)
U.S. Treasury 1-3 Year Index	1.16%	0.65%(b)
Barclays U.S. Aggregate Bond Index	2.94%	2.60%(b)

Portfolio Information
Fund Allocation	% of Net Assets
Short Term and Other Assets in Excess of Liabilities	61.7%
Common Equity	36.5%
Purchased Option Contracts	1.8%

(a)	Commencement of operations for Institutional Shares was October 5, 2011 and for Advisor Shares was January 2, 2013.

(b)	Represents the period from October 5, 2011 (the commencement of operations for Institutional Shares) through September 30, 2015.

BPV Low Volatility Fund	Performance Update

September 30, 2015 (Unaudited)

Comparison of the Change in Value of a $5,000,000 Investment in
BPV Low Volatility Fund - Institutional Shares versus the S&P 500® Index,
US Treasury 1-3 Year Index and Barclays U.S. Aggregate Bond Index

Average Annual Total Returns (for the periods ended September 30, 2015)
	1 Year	Since Inception(a)
BPV Low Volatility Fund - Institutional Shares	0.19%	1.38%
S&P 500® Index	-0.61%	8.32%
U.S. Treasury 1-3 Year Index	1.16%	0.83%
Barclays U.S. Aggregate Bond Index	2.94%	3.12%

Portfolio Information
Fund Allocation	% of Net Assets
Short Term and Other Assets in Excess of Liabilities	61.1%
Common Equity	37.1%
Purchased Option Contracts	1.8%

(a)	Commencement of operations for Institutional Shares was February 3, 2014

BPV Large Cap Value Fund	Performance Update

September 30, 2015 (Unaudited)

Comparison of the Change in Value of a $100,000 Investment in
BPV Large Cap Value Fund - Institutional Shares versus the Russell 1000 Value Index

The graph above represents performance of Institutional Shares only, which will vary from the performance of Class A Shares and Class C Shares to the extent the classes do not have the same expenses and/or inception dates.

Average Annual Total Returns (for the periods ended September 30, 2015)
	1 Year	Since Inception(a)
BPV Large Cap Value Fund - Institutional Shares	-3.74%	-0.44%
BPV Large Cap Value Fund - Class A Shares	-4.01%	-0.63%
BPV Large Cap Value Fund - Class C Shares	N/A	-2.33%(b)
Russell 1000 Value Index	-4.42%	-0.13%(c)

(a)	Commencement of operations for Institutional Shares and Class A Shares was April 1, 2014 and for Class C Shares was October 7, 2014.

(b)	Not annualized.

(c)	Represents the period from April 1, 2014 (the commencement of operations for Institutional and Class A Shares) through September 30, 2015.

BPV Large Cap Value Fund	Portfolio Information

September 30, 2015 (Unaudited)

Sector Allocation

Top 10 Equity Holdings

Security Description	% of Net Assets
JPMorgan Chase & Company	3.6%
Johnson & Johnson	3.5%
Pfizer, Inc.	3.2%
Bank of America Corporation	2.9%
Citigroup, Inc.	2.8%
American International Group, Inc.	1.9%
Intel Corporation	1.9%
Exxon Mobil Corporation	1.7%
Goldman Sachs Group, Inc. (The)	1.6%
Valero Energy Corporation	1.6%

BPV Income Opportunities Fund	Performance Update

September 30, 2015 (Unaudited)

Comparison of the Change in Value of a $100,000 Investment in
BPV Income Opportunities Fund - Institutional Shares versus the Barclays Capital

U.S. Aggregate Bond Index and Merrill Lynch High Yield Master II Index

The graph above represents performance of Institutional Shares only, which will vary from the performance of Class A Shares and Class C Shares to the extent the classes do not have the same expenses.

Total Returns (for the period ended September 30, 2015)
Since Inception(a)
BPV Income Opportunities Fund - Institutional Shares	-6.00%
BPV Income Opportunities Fund - Class A Shares	-5.90%
BPV Income Opportunities Fund - Class C Shares	-6.20%
Barclays Capital U.S. Aggregate Bond Index	1.45%
Merrill Lynch High Yield Master II Index	-5.45%

(a)	Commencement of operations was June 12, 2015.

BPV Income Opportunities Fund	Portfolio Information

September 30, 2015 (Unaudited)

Asset Allocation

Top 10 Long-Term Holdings

Security Description	% of Net Assets
International Game Technology, 7.500%, due 06/15/19	1.0%
Cash America International, 5.750%, due 05/15/18	1.0%
Cooper Tire & Rubber Company, 8.000%, due 12/15/19	0.9%
Vector Group Ltd., 7.750%, due 02/15/21	0.9%
American Greetings Corporation, 7.375%, due 12/01/21	0.9%
Icahn Enterprises L.P., 6.000%, due 08/01/20	0.9%
Fly Leasing Ltd., 6.750%, due 12/15/20	0.9%
Post Holdings, Inc., 7.375%, due 02/15/22	0.9%
Xerium Technologies, Inc., 8.875%, due 06/15/18	0.9%
Genworth Holdings, Inc., 7.700%, due 06/15/20	0.9%

BPV Core Diversification Fund	Schedule of Investments

September 30, 2015 (Unaudited)

EXCHANGE-TRADED FUNDS — 90.7%	Shares	Value
Alternative Assets/Commodities — 14.9%
First Trust North American Energy Infrastructure Fund	12,125	$265,052
PowerShares® DB Agriculture Fund (b)	65,360	1,364,717
PowerShares® DB Energy Fund (b)	13,180	179,775
PowerShares® DB US Dollar Index Bullish Fund (b)	53,890	1,352,639
SPDR® Gold Shares (b)	7,615	813,739
United States Natural Gas Fund LP (b)	57,380	666,182
United States Oil Fund LP (b)	12,740	187,023
		4,829,127
Common Equity — 29.9%
SPDR® S&P 500® ETF Trust (a)	33,795	6,476,136
WisdomTree Europe Hedged Equity Fund	58,920	3,219,978
		9,696,114
Fixed Income — 10.5%
AdvisorShares Peritus High Yield ETF	23,535	850,790
iShares MBS ETF	7,590	832,016
iShares iBoxx $ Investment Grade Corporate Bond ETF	7,155	830,624
SPDR® Barclays High Yield Bond ETF	24,930	889,004
		3,402,434
Sector Funds — 12.0%
Consumer Discretionary Select Sector SPDR® Fund (The)	2,503	185,873
Consumer Staples Select Sector SPDR® Fund (The)	11,831	558,305
Financial Select Sector SPDR® Fund (The)	19,784	448,306
Health Care Select Sector SPDR® Fund (The)	13,499	894,039
Industrial Select Sector SPDR® Fund (The)	7,987	398,471
SPDR® S&P® Bank ETF	16,879	561,058
SPDR® S&P® Homebuilders ETF	9,177	314,128
Technology Select Sector SPDR® Fund (The)	14,078	556,081
		3,916,261
U.S. Treasury Obligations — 23.4%
iShares® 20+ Year Treasury Bond ETF	46,535	5,748,934
iShares® TIPS Bond ETF	16,545	1,831,366
		7,580,300

Total Exchange-Traded Funds (Cost $29,680,393)		$29,424,236

See accompanying notes to financial statements.

BPV Core Diversification Fund	Schedule of Investments

September 30, 2015 (Unaudited)

OPEN-END FUNDS — 6.1%	Shares	Value
Arbitrage Funds — 6.1%
Merger Fund (The) - Institutional Shares (Cost $2,084,850)	128,463	$1,964,200

PURCHASED OPTION CONTRACTS — 0.1%	Expiration Date	Strike Price	Contracts	Value
Put Option Contracts — 0.1%
iShares MSCI Emerging Markets ETF (Cost $74,881)	11/20/15	$31.50	470	$46,295

MONEY MARKET FUNDS — 3.0%	Shares	Value
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class, 0.00% (c) (Cost $967,529)	967,529	$967,529

Total Investments at Value — 99.9% (Cost $32,807,653)		$32,402,260

Other Assets in Excess of Liabilities — 0.1%		24,205	(d)

Net Assets — 100.0%		$32,426,465

(a)	All or a portion of the security is held as collateral for written options.

(b)	Non-income producing security.

(c)	The rate shown is the 7-day effective yield as of September 30, 2015.

(d)	Includes fair value of and cash held as margin deposits for written options.

Investment Abbreviations:

DB - Deutsche Bank

ETF - Exchange-Traded Fund

MSCI - Morgan Stanley Capital International

S&P - Standard & Poor’s

SPDR - Standard & Poor’s Depository Receipts

TIPS - Treasury Inflation-Protected Securities

See accompanying notes to financial statements.

BPV Core Diversification Fund	Schedule of Written Option Contracts

September 30, 2015 (Unaudited)

WRITTEN OPTION CONTRACTS	Expiration Date	Strike Price	Contracts	Value of Options	Premiums Received
Put Option Contracts
iShares MSCI Emerging Markets ETF	11/20/15	$29.00	470	$21,385	$39,282

See accompanying notes to financial statements.

BPV Wealth Preservation Fund	Schedule of Investments

September 30, 2015 (Unaudited)

EXCHANGE-TRADED FUNDS — 36.5%	Shares	Value
Common Equity — 36.5%
SPDR® S&P 500® ETF Trust (a) (Cost $26,363,741)	167,900	$32,174,677

PURCHASED OPTION CONTRACTS — 1.8%	Expiration Date	Strike Price	Contracts	Value
Call Option Contracts — 0.2%
SPDR® S&P 500® ETF Trust	11/20/15	$205.00	2,184	$144,144
SPDR® S&P 500® ETF Trust	12/19/15	215.00	159	2,464
				146,608
Put Option Contracts — 1.6%
SPDR® S&P 500® ETF Trust	11/20/15	190.00	546	306,033
SPDR® S&P 500® ETF Trust	12/19/15	195.00	1,133	1,091,079
				1,397,112
Total Purchased Option Contracts (Cost $1,177,611)				$1,543,720

MONEY MARKET FUNDS — 49.8%	Shares	Value
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class, 0.00% (b) (Cost $43,868,603)	43,868,603	$43,868,603

Total Investments at Value — 88.1% (Cost $71,409,955)		$77,587,000

Other Assets in Excess of Liabilities — 11.9%		10,436,934	(c)

Net Assets — 100.0%		$88,023,934

(a)	All or a portion of the security is held as collateral for written options.

(b)	The rate shown is the 7-day effective yield as of September 30, 2015.

(c)	Includes fair value of and cash held as margin deposits for written options.

Investment Abbreviations:

ETF - Exchange-Traded Fund

S&P - Standard & Poor's

SPDR - Standard & Poor's Depositary Receipts

See accompanying notes to financial statements.

BPV Wealth Preservation Fund	Schedule of Written Option Contracts

September 30, 2015 (Unaudited)

WRITTEN OPTION CONTRACTS	Expiration Date	Strike Price	Contracts	Value of Options	Premiums Received
Call Option Contracts
SPDR® S&P 500® ETF Trust	11/20/15	$188.00	239	$190,483	$333,911
SPDR® S&P 500® ETF Trust	11/20/15	195.00	546	211,302	181,519
SPDR® S&P 500® ETF Trust	12/19/15	217.00	224	2,016	46,025
				403,801	561,455
Put Option Contracts
SPDR® S&P 500® ETF Trust	10/30/15	195.00	273	180,999	170,382
SPDR® S&P 500® ETF Trust	11/20/15	180.00	546	153,972	206,728
SPDR® S&P 500® ETF Trust	12/19/15	185.00	1,174	658,027	384,386
				992,998	761,496
Total Written Option Contracts				$1,396,799	$1,322,951

Investment Abbreviations:

ETF - Exchange-Traded Fund

S&P - Standard & Poor's

SPDR - Standard & Poor's Depositary Receipts

See accompanying notes to financial statements.

BPV Low Volatility Fund	Schedule of Investments

September 30, 2015 (Unaudited)

EXCHANGE-TRADED FUNDS — 37.1%	Shares	Value
Common Equity — 37.1%
SPDR® S&P 500® ETF Trust (a) (Cost $27,458,873)	141,000	$27,019,830

PURCHASED OPTION CONTRACTS — 1.8%	Expiration Date	Strike Price	Contracts	Value
Call Option Contracts — 0.2%
SPDR® S&P 500® ETF Trust	11/20/15	$205.00	1,836	$121,176
SPDR® S&P 500® ETF Trust	12/19/15	215.00	133	2,062
				123,238
Put Option Contracts — 1.6%
SPDR® S&P 500® ETF Trust	11/20/15	190.00	459	257,269
SPDR® S&P 500® ETF Trust	12/19/15	195.00	951	915,813
				1,173,082
Total Purchased Option Contracts (Cost $987,443)				$1,296,320

MONEY MARKET FUNDS — 49.4%	Shares	Value
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class, 0.00% (b) (Cost $35,934,262)	35,934,262	$35,934,262

Total Investments at Value — 88.3% (Cost $64,380,578)		$64,250,412

Other Assets in Excess of Liabilities — 11.7%		8,509,756	(c)

Net Assets — 100.0%		$72,760,168

(a)	All or a portion of the security is held as collateral for written options.

(b)	The rate shown is the 7-day effective yield as of September 30, 2015.

(c)	Includes fair value of and cash held as margin deposits for written options.

Investment Abbreviations:

ETF - Exchange-Traded Fund

S&P - Standard & Poor's

SPDR - Standard & Poor's Depositary Receipts

See accompanying notes to financial statements.

BPV Low Volatility Fund	Schedule of Written Option Contracts

September 30, 2015 (Unaudited)

WRITTEN OPTION CONTRACTS	Expiration Date	Strike Price	Contracts	Value of Options	Premiums Received
Call Option Contracts
SPDR® S&P 500® ETF Trust	11/20/15	$188.00	201	$160,197	$280,820
SPDR® S&P 500® ETF Trust	11/20/15	195.00	459	177,633	152,596
SPDR® S&P 500® ETF Trust	12/19/15	217.00	188	1,692	38,628
				339,522	472,044
Put Option Contracts
SPDR® S&P 500® ETF Trust	10/30/15	195.00	229	151,827	142,921
SPDR® S&P 500® ETF Trust	11/20/15	180.00	459	129,438	173,788
SPDR® S&P 500® ETF Trust	12/19/15	185.00	985	552,093	320,505
				833,358	637,214
Total Written Option Contracts				$1,172,880	$1,109,258

Investment Abbreviations:

ETF - Exchange-Traded Fund

S&P - Standard & Poor's

SPDR - Standard & Poor's Depositary Receipts

See accompanying notes to financial statements.

BPV Large Cap Value Fund	Schedule of Investments

September 30, 2015 (Unaudited)

COMMON STOCKS — 99.1%	Shares	Value
Consumer Discretionary — 5.5%
Auto Components — 2.9%
Cooper Tire & Rubber Company	15,477	$611,496
Dana Holding Corporation	9,696	153,973
Delphi Automotive plc	6,686	508,404
Goodyear Tire & Rubber Company (The)	9,803	287,522
Lear Corporation	12,739	1,385,748
		2,947,143
Automobiles — 0.6%
General Motors Company	19,273	578,575

Household Durables — 0.3%
NVR, Inc. (a)	218	332,498

Multiline Retail — 0.5%
Macy's, Inc.	9,336	479,124

Specialty Retail — 0.8%
Aaron's, Inc.	2,520	90,997
Best Buy Company, Inc.	2,367	87,863
Dick's Sporting Goods, Inc.	2,541	126,059
Foot Locker, Inc.	6,795	489,036
		793,955
Textiles, Apparel & Luxury Goods — 0.4%
Coach, Inc.	3,239	93,704
Deckers Outdoor Corporation (a)	3,305	191,889
Michael Kors Holdings Ltd. (a)	3,600	152,064
		437,657
Consumer Staples — 6.7%
Beverages — 0.9%
Dr Pepper Snapple Group, Inc.	3,927	310,429
PepsiCo, Inc.	6,108	575,985
		886,414
Food & Staples Retailing — 1.7%
Kroger Company (The)	34,379	1,240,050
Wal-Mart Stores, Inc.	2,945	190,954
Whole Foods Market, Inc.	9,675	306,214
		1,737,218
Food Products — 1.3%
Bunge Ltd.	11,529	845,076

See accompanying notes to financial statements.

BPV Large Cap Value Fund	Schedule of Investments

September 30, 2015 (Unaudited)

COMMON STOCKS — 99.1% (Continued)	Shares	Value
Consumer Staples — 6.7% (Continued)
Food Products — 1.3% (Continued)
Cal-Maine Foods, Inc.	601	$32,820
Ingredion, Inc.	4,658	406,690
		1,284,586
Personal Products — 1.3%
Herbalife Ltd. (a)	17,320	943,940
Nu Skin Enterprises, Inc. - Class A	9,973	411,685
		1,355,625
Tobacco — 1.5%
Altria Group, Inc.	4,217	229,405
Philip Morris International, Inc.	17,054	1,352,894
		1,582,299
Energy — 12.8%
Energy Equipment & Services — 5.2%
Dril-Quip, Inc. (a)	1,581	92,046
Ensco plc - Class A	83,917	1,181,551
Helmerich & Payne, Inc.	8,552	404,168
Nabors Industries Ltd.	45,200	427,140
National Oilwell Varco, Inc.	4,963	186,857
Noble Corporation plc	111,640	1,217,992
Oceaneering International, Inc.	18,192	714,582
Oil States International, Inc. (a)	22,959	599,919
Rowan Companies plc - Class A	13,742	221,933
Transocean Ltd.	18,760	242,379
		5,288,567
Oil, Gas & Consumable Fuels — 7.6%
Chevron Corporation	1,996	157,445
EOG Resources, Inc.	3,905	284,284
Exxon Mobil Corporation	22,983	1,708,786
Hess Corporation	2,389	119,593
Marathon Oil Corporation	25,871	398,413
Marathon Petroleum Corporation	32,125	1,488,351
Murphy Oil Corporation	5,495	132,979
PBF Energy, Inc. - Class A	3,507	99,003
Tesoro Corporation	15,047	1,463,170
Valero Energy Corporation	26,307	1,581,051
Western Refining, Inc.	7,759	342,327
		7,775,402

See accompanying notes to financial statements.

BPV Large Cap Value Fund	Schedule of Investments

September 30, 2015 (Unaudited)

COMMON STOCKS — 99.1% (Continued)	Shares	Value
Financials — 29.6%
Banks — 7.7%
Bank of America Corporation	193,005	$3,007,018
Huntington Bancshares, Inc.	81,802	867,101
JPMorgan Chase & Company	60,021	3,659,481
SunTrust Banks, Inc.	8,998	344,084
		7,877,684
Capital Markets — 2.5%
Goldman Sachs Group, Inc. (The)	9,205	1,599,461
Morgan Stanley	8,595	270,742
T. Rowe Price Group, Inc.	9,576	665,532
		2,535,735
Consumer Finance — 1.5%
Ally Financial, Inc. (a)	40,650	828,447
Capital One Financial Corporation	10,263	744,273
		1,572,720
Diversified Financial Services — 5.6%
Citigroup, Inc.	57,011	2,828,316
McGraw Hill Financial, Inc.	7,995	691,567
Moody's Corporation	8,900	873,980
Voya Financial, Inc.	33,787	1,309,922
		5,703,785
Insurance — 10.0%
Aflac, Inc.	3,763	218,743
Allstate Corporation (The)	23,613	1,375,221
American International Group, Inc.	34,749	1,974,438
Assurant, Inc.	7,002	553,228
Assured Guaranty Ltd.	26,937	673,425
Axis Capital Holdings Ltd.	7,526	404,297
Everest Re Group Ltd.	3,861	669,266
Hartford Financial Services Group, Inc. (The)	24,813	1,135,939
Lincoln National Corporation	15,346	728,321
Prudential Financial, Inc.	992	75,600
Reinsurance Group of America, Inc.	3,468	314,166
Travelers Companies, Inc. (The)	15,237	1,516,539
Unum Group	16,535	530,443
		10,169,626

See accompanying notes to financial statements.

BPV Large Cap Value Fund	Schedule of Investments

September 30, 2015 (Unaudited)

COMMON STOCKS — 99.1% (Continued)	Shares	Value
Financials — 29.6% (Continued)
Real Estate Investment Trusts (REIT) - 0.7%
CBL & Associates Properties, Inc.	24,873	$342,004
Host Hotels & Resorts, Inc.	13,513	213,640
RLJ Lodging Trust	5,770	145,808
		701,452
Real Estate Management & Development — 1.6%
CBRE Group, Inc. - Class A (a)	31,259	1,000,288
Jones Lang LaSalle, Inc.	4,016	577,380
		1,577,668
Health Care — 11.8%
Biotechnology — 2.2%
Gilead Sciences, Inc.	11,921	1,170,523
United Therapeutics Corporation (a)	8,071	1,059,238
		2,229,761
Health Care Providers & Services — 2.9%
Anthem, Inc.	4,210	589,400
Cardinal Health, Inc.	15,204	1,167,971
McKesson Corporation	5,290	978,809
Quest Diagnostics, Inc.	3,054	187,729
		2,923,909
Pharmaceuticals — 6.7%
Johnson & Johnson	38,469	3,591,081
Pfizer, Inc.	104,423	3,279,927
		6,871,008
Industrials — 10.0%
Aerospace & Defense — 3.7%
General Dynamics Corporation	5,770	795,972
Huntington Ingalls Industries, Inc.	4,221	452,280
Northrop Grumman Corporation	8,595	1,426,340
Spirit AeroSystems Holdings, Inc. - Class A (a)	16,251	785,573
Triumph Group, Inc.	7,799	328,182
		3,788,347
Air Freight & Logistics — 0.9%
FedEx Corporation	6,303	907,506

Airlines — 4.7%
Alaska Air Group, Inc.	16,884	1,341,434
Delta Air Lines, Inc.	29,044	1,303,204
JetBlue Airways Corporation (a)	17,680	455,614

See accompanying notes to financial statements.

BPV Large Cap Value Fund	Schedule of Investments

September 30, 2015 (Unaudited)

COMMON STOCKS — 99.1% (Continued)	Shares	Value
Industrials — 10.0% (Continued)
Airlines — 4.7% (Continued)
Southwest Airlines Company	18,858	$717,358
United Continental Holdings, Inc. (a)	19,273	1,022,433
		4,840,043
Machinery — 0.5%
Trinity Industries, Inc.	20,614	467,319

Professional Services — 0.1%
ManpowerGroup, Inc.	1,603	131,270

Trading Companies & Distributors — 0.1%
AerCap Holdings N.V. (a)	3,169	121,182

Information Technology — 11.6%
Communications Equipment — 0.8%
Cisco Systems, Inc.	7,264	190,680
Juniper Networks, Inc.	25,380	652,520
		843,200
Electronic Equipment, Instruments & Components — 1.6%
Avnet, Inc.	3,228	137,771
Flextronics International Ltd. (a)	68,823	725,394
Jabil Circuit, Inc.	32,754	732,707
		1,595,872
Internet Software & Services — 2.3%
eBay, Inc. (a)	46,016	1,124,631
IAC/InterActiveCorp	3,098	202,207
VeriSign, Inc. (a)	14,724	1,038,925
		2,365,763
IT Services — 0.4%
Amdocs Ltd.	7,362	418,751

Semiconductors & Semiconductor Equipment — 1.9%
Intel Corporation	62,813	1,893,184

Software — 3.5%
Aspen Technology, Inc. (a)	10,358	392,672
Electronic Arts, Inc. (a)	2,192	148,508
FactSet Research Systems, Inc.	515	82,302
Microsoft Corporation	35,633	1,577,116

See accompanying notes to financial statements.

BPV Large Cap Value Fund	Schedule of Investments

September 30, 2015 (Unaudited)

COMMON STOCKS — 99.1% (Continued)	Shares	Value
Information Technology — 11.6% (Continued)
Software — 3.5% (Continued)
Symantec Corporation	69,063	$1,344,657
		3,545,255
Technology Hardware, Storage & Peripherals — 1.1%
Apple, Inc.	9,653	1,064,726
Lexmark International, Inc. - Class A	3,348	97,025
		1,161,751
Materials — 2.7%
Chemicals — 1.8%
CF Industries Holdings, Inc.	20,101	902,535
LyondellBasell Industries N.V. - Class A	6,784	565,514
Mosaic Company (The)	12,150	377,986
		1,846,035
Paper & Forest Products — 0.9%
Domtar Corporation	6,380	228,085
International Paper Company	19,011	718,426
		946,511
Telecommunication Services — 2.4%
Diversified Telecommunication Services — 2.4%
AT&T, Inc.	33,190	1,081,330
Verizon Communications, Inc.	31,128	1,354,379
		2,435,709
Utilities — 6.0%
Electric Utilities — 3.5%
American Electric Power Company, Inc.	16,339	929,036
Edison International	19,262	1,214,854
Entergy Corporation	15,728	1,023,893
Exelon Corporation	14,615	434,065
		3,601,848
Independent Power and Renewable Electricity Producers — 1.1%
AES Corporation	116,061	1,136,237

Multi-Utilities — 1.4%
PG&E Corporation	10,798	570,135
Public Service Enterprise Group, Inc.	18,902	796,908
		1,367,043

Total Common Stocks (Cost $107,940,737)		$101,055,237

See accompanying notes to financial statements.

BPV Large Cap Value Fund	Schedule of Investments

September 30, 2015 (Unaudited)

MONEY MARKET FUNDS — 9.1%	Shares	Value
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class, 0.00% (b) (Cost $9,258,768)	9,258,768	$9,258,768

Total Investments at Value — 108.2% (Cost $117,199,505)		$110,314,005

Liabilities in Excess of Other Assets — (8.2%)		(8,375,510)

Net Assets — 100.0%		$101,938,495

(a)	Non-income producing security.

(b)	The rate shown is the 7-day effective yield as of September 30, 2015.

See accompanying notes to financial statements.

BPV Income Opportunities Fund	Schedule of Investments

September 30, 2015 (Unaudited)

COMMON STOCKS — 5.0%	Shares	Value
Consumer Discretionary — 0.5%
Automobiles — 0.3%
Ford Motor Company	192	$2,606
General Motors Company	90	2,702
Honda Motor Company Ltd. - ADR	77	2,302
Toyota Motor Corporation - ADR	18	2,111
		9,721
Hotels, Restaurants & Leisure — 0.1%
Darden Restaurants, Inc.	24	1,645
McDonald's Corporation	18	1,773
		3,418
Leisure Products — 0.1%
Mattel, Inc.	65	1,369

Consumer Staples — 0.6%
Beverages — 0.2%
Anheuser-Busch InBev SA/NV - ADR	21	2,233
Diageo plc - ADR	21	2,264
PepsiCo, Inc.	18	1,697
		6,194
Food Products — 0.2%
Kellogg Company	27	1,797
Nestlé S.A. - ADR	34	2,558
Unilever N.V. - ADR	61	2,452
		6,807
Tobacco — 0.2%
British American Tobacco plc - ADR	23	2,532
Philip Morris International, Inc.	20	1,586
		4,118
Energy — 1.0%
Energy Equipment & Services — 0.1%
Ensco plc - Class A	109	1,535
Transocean Ltd.	144	1,860
		3,395
Oil, Gas & Consumable Fuels — 0.9%
BP plc - ADR	62	1,895
Chevron Corporation	34	2,682
ConocoPhillips	58	2,782
Eni S.p.A. - ADR	71	2,227
Exxon Mobil Corporation	34	2,528

See accompanying notes to financial statements.

BPV Income Opportunities Fund	Schedule of Investments

September 30, 2015 (Unaudited)

COMMON STOCKS — 5.0% (Continued)	Shares	Value
Energy — 1.0% (Continued)
Oil, Gas & Consumable Fuels — 0.9% (Continued)
Marathon Oil Corporation	173	$2,664
Occidental Petroleum Corporation	37	2,448
Phillips 66	21	1,614
Royal Dutch Shell plc - Class A - ADR	43	2,038
Sasol Ltd. - ADR	75	2,086
Statoil ASA - ADR	140	2,038
Total S.A. - ADR	51	2,280
		27,282
Financials — 0.9%
Banks — 0.5%
Banco Santander S.A. - ADR	356	1,880
HSBC Holdings plc - ADR	54	2,046
JPMorgan Chase & Company	25	1,524
Mitsubishi UFJ Financial Group, Inc. - ADR	355	2,162
Toronto-Dominion Bank (The)	57	2,247
Wells Fargo & Company	29	1,489
Westpac Banking Corporation - ADR	103	2,169
		13,517
Capital Markets — 0.1%
Credit Suisse Group AG - ADR (a)	92	2,211
KKR & Company L.P.	74	1,241
		3,452
Insurance — 0.2%
Aegon N.V.	348	2,001
Aflac, Inc.	27	1,570
MetLife, Inc.	30	1,414
Principal Financial Group, Inc.	32	1,515
		6,500
Thrifts & Mortgage Finance — 0.1%
New York Community Bancorp, Inc.	92	1,661

Health Care — 0.4%
Pharmaceuticals — 0.4%
AstraZeneca plc - ADR	78	2,482
GlaxoSmithKline plc - ADR	60	2,307
Merck & Company, Inc.	29	1,432
Novartis AG - ADR	25	2,298
Pfizer, Inc.	49	1,539

See accompanying notes to financial statements.

BPV Income Opportunities Fund	Schedule of Investments

September 30, 2015 (Unaudited)

COMMON STOCKS — 5.0% (Continued)	Shares	Value
Health Care — 0.4% (Continued)
Pharmaceuticals — 0.4% (Continued)
Sanofi - ADR	51	$2,421
		12,479
Industrials — 0.3%
Commercial Services & Supplies — 0.1%
Pitney Bowes, Inc.	78	1,548
R.R. Donnelley & Sons Company	92	1,340
		2,888
Electrical Equipment — 0.1%
Eaton Corporation plc	35	1,796

Industrial Conglomerates — 0.1%
Siemens AG - ADR	24	2,143

Machinery — 0.0% (b)
Caterpillar, Inc.	19	1,242

Road & Rail — 0.0% (b)
Norfolk Southern Corporation	18	1,375

Information Technology — 0.4%
Communications Equipment — 0.1%
Cisco Systems, Inc.	59	1,549

IT Services — 0.0% (b)
Western Union Company (The)	80	1,469

Semiconductors & Semiconductor Equipment — 0.1%
Intel Corporation	54	1,627
Taiwan Semiconductor Manufacturing Company, Ltd. - ADR	109	2,262
		3,889
Software — 0.1%
Microsoft Corporation	37	1,638

Technology Hardware, Storage & Peripherals — 0.1%
Apple, Inc.	13	1,434
Canon, Inc. - ADR	76	2,201
		3,635

See accompanying notes to financial statements.

BPV Income Opportunities Fund	Schedule of Investments

September 30, 2015 (Unaudited)

COMMON STOCKS — 5.0% (Continued)	Shares	Value
Materials — 0.5%
Chemicals — 0.2%
Agrium, Inc.	24	$2,148
LyondellBasell Industries N.V. - Class A	24	2,001
Potash Corporation of Saskatchewan, Inc.	83	1,706
		5,855
Metals & Mining — 0.3%
BHP Billiton Ltd. - ADR	59	1,866
Freeport-McMoRan, Inc.	86	833
POSCO - ADR	50	1,751
Rio Tinto plc - ADR	58	1,961
Vale S.A. - ADR (a)	394	1,655
		8,066
Paper & Forest Products — 0.0% (b)
International Paper Company	33	1,247

Telecommunication Services — 0.3%
Diversified Telecommunication Services — 0.2%
AT&T, Inc.	49	1,597
Telefonica S.A. - ADR	177	2,131
Verizon Communications, Inc.	36	1,566
		5,294
Wireless Telecommunication Services — 0.1%
Vodafone Group plc - ADR	70	2,222

Utilities — 0.1%
Multi-Utilities — 0.1%
National Grid plc - ADR	38	2,646

Total Common Stocks (Cost $170,135)		$146,867

PREFERRED STOCKS — 0.3%	Shares	Value
Deutsche Bank Capital Funding Trust V (Cost $7,987)	281	$7,874

See accompanying notes to financial statements.

BPV Income Opportunities Fund	Schedule of Investments

September 30, 2015 (Unaudited)

CORPORATE BONDS — 49.9%	Coupon	Maturity	Par Value	Value
Consumer Discretionary — 8.8%
American Greetings Corporation	7.375%	12/01/21	$25,000	$26,000
Boyd Gaming Corporation	9.000%	07/01/20	12,000	12,752
Cooper Tire & Rubber Company	8.000%	12/15/19	25,000	27,750
Goodyear Tire & Rubber Company	8.750%	08/15/20	16,000	18,880
iHeartCommunications, Inc.	10.000%	01/15/18	10,000	5,300
International Game Technology	7.500%	06/15/19	28,000	29,540
J.C. Penney Corporation, Inc.	8.125%	10/01/19	16,000	16,000
MGM Resorts International	6.750%	10/01/20	24,000	24,780
Netflix, Inc.	5.375%	02/01/21	12,000	12,450
Outerwall, Inc.	6.000%	03/15/19	20,000	19,900
Rent-A-Center, Inc.	6.625%	11/15/20	25,000	24,500
Ruby Tuesday, Inc.	7.625%	05/15/20	25,000	24,750
Scientific Games Corporation	8.125%	09/15/18	10,000	9,300
Toys R Us, Inc.	10.375%	08/15/17	10,000	7,775
				259,677
Consumer Staples — 4.8%
Alliance One International, Inc.	9.875%	07/15/21	10,000	8,550
Avon Products, Inc.	6.500%	03/01/19	16,000	13,760
Chiquita Brands International, Inc., CV	4.250%	08/15/16	15,000	14,981
Chiquita Brands International, Inc.	7.875%	02/01/21	3,000	3,188
Elizabeth Arden, Inc.	7.375%	03/15/21	12,000	7,200
New Albertson's, Inc.	7.020%	07/21/17	10,000	10,063
Oppenheimer Holdings, Inc.	8.750%	04/15/18	10,000	10,250
Post Holdings, Inc.	7.375%	02/15/22	25,000	25,375
Revlon Consumer Products Corporation	5.749%(c)	02/15/21	23,000	22,310
Vector Group Ltd.	7.750%	02/15/21	25,000	26,434
				142,111
Energy — 12.0%
Antero Resources Corporation	6.000%	12/01/20	25,000	23,125
Bill Barrett Corporation	7.625%	10/01/19	13,000	9,360
Calumet Specialty Products Partners, L.P.	7.625%	01/15/22	18,000	16,740
Carrizo Oil & Gas, Inc.	7.500%	09/15/20	25,000	23,375
Chesapeake Energy Corporation	6.625%	08/15/20	10,000	7,431
Clayton Williams Energy, Inc.	7.750%	04/01/19	12,000	10,125

See accompanying notes to financial statements.

BPV Income Opportunities Fund	Schedule of Investments

September 30, 2015 (Unaudited)

CORPORATE BONDS — 49.9% (Continued)	Coupon	Maturity	Par Value	Value
Energy — 12.0% (Continued)
Concho Resources, Inc.	7.000%	01/15/21	$10,000	$10,200
CONSOL Energy, Inc.	8.250%	04/01/20	25,000	22,506
Denbury Resources, Inc.	6.375%	08/15/21	20,000	12,600
Era Group, Inc.	7.750%	12/15/22	23,000	21,965
Illinois Power Generating Company	7.000%	04/15/18	12,000	10,800
Linn Energy, LLC	6.500%	05/15/19	10,000	2,750
Martin Midstream Partners L.P.	7.250%	02/15/21	12,000	11,100
NuStar Logistics, L.P.	6.750%	02/01/21	25,000	24,750
Oasis Petroleum, Inc.	7.250%	02/01/19	25,000	22,063
PHI, Inc.	5.250%	03/15/19	28,000	24,080
SESI, LLC	6.375%	05/01/19	25,000	24,906
Targa Resources Partners L.P.	6.875%	02/01/21	20,000	19,350
Transocean, Inc.	6.500%	11/15/20	30,000	22,950
Vanguard Natural Resources, LLC	7.875%	04/01/20	16,000	9,720
Whiting Petroleum Corporation	6.500%	10/01/18	25,000	23,438
				353,334
Financials — 6.9%
Cash America International	5.750%	05/15/18	28,000	28,070
Credit Acceptance Corporation	6.125%	02/15/21	25,000	24,625
Enova International, Inc.	9.750%	06/01/21	10,000	8,100
First Data Corporation	12.625%	01/15/21	16,000	18,180
Genworth Holdings, Inc.	7.700%	06/15/20	25,000	25,250
GFI Group, Inc. (c)	9.375%	07/19/18	12,000	12,960
Nationstar Mortgage Holdings, Inc.	6.500%	08/01/18	25,000	23,656
Navient Corporation	8.000%	03/25/20	25,000	23,938
Petrobras Global Finance B.V.	8.375%	12/10/18	25,000	21,250
Sears Roebuck Acceptance Corporation	6.875%	10/15/17	16,000	15,360
				201,389
Health Care — 2.4%
Community Health Systems, Inc.	7.125%	07/15/20	14,000	14,595
Hanger Orthopedic Group, Inc.	7.125%	11/15/18	25,000	23,844
Tenet Healthcare Corporation	6.750%	02/01/20	16,000	16,160
Truven Health Analytics, Inc.	10.625%	06/01/20	16,000	16,720
				71,319

See accompanying notes to financial statements.

BPV Income Opportunities Fund	Schedule of Investments

September 30, 2015 (Unaudited)

CORPORATE BONDS — 49.9% (Continued)	Coupon	Maturity	Par Value	Value
Industrials — 6.7%
AmeriGas Partners L.P.	6.250%	08/20/19	$12,000	$12,150
Commercial Vehicle Group, Inc.	7.875%	04/15/19	22,000	22,385
Fly Leasing Ltd.	6.750%	12/15/20	25,000	25,625
Harvest Operations Corporation	6.875%	10/01/17	12,000	10,320
Hertz Corporation	5.875%	10/15/20	20,000	19,770
Icahn Enterprises L.P.	6.000%	08/01/20	25,000	25,687
Navistar International Corporation	8.250%	11/01/21	12,000	9,615
New Albertsons, Inc.	7.000%	07/21/17	2,000	1,990
R.R. Donnelley & Sons	7.625%	06/15/20	12,000	12,477
Titan International, Inc.	6.875%	10/01/20	13,000	10,896
US Airways Group, Inc.	6.125%	06/01/18	20,000	20,550
Xerium Technologies, Inc.	8.875%	06/15/18	25,000	25,375
				196,840
Information Technology — 1.7%
Advanced Micro Devices, Inc.	7.750%	08/01/20	12,000	7,770
BMC Software, Inc.	7.250%	06/01/18	12,000	10,800
Earthlink Holdings Corporation	8.875%	05/15/19	13,000	13,390
SunGard Data Systems, Inc.	6.625%	11/01/19	18,000	18,585
				50,545
Materials — 3.7%
AK Steel Corporation	7.625%	05/15/20	12,000	6,255
Aleris International, Inc.	7.625%	02/15/18	16,000	15,560
AngloGold Ashanti Holdings plc	5.375%	04/15/20	25,000	23,531
Coeur Mining, Inc.	7.875%	02/01/21	12,000	7,200
Hecla Mining Company	6.875%	05/01/21	12,000	9,660
Millar Western Forest Products Ltd.	8.500%	04/01/21	18,000	13,140
Thompson Creek Metals Company	7.375%	06/01/18	10,000	5,725
Tronox Finance, LLC	6.375%	08/15/20	12,000	7,620
United States Steel Corporation	7.375%	04/01/20	25,000	19,875
				108,566
Telecommunication Services — 2.9%
Cincinnati Bell, Inc.	8.375%	10/15/20	16,000	16,110
Frontier Communications Corporation	8.500%	04/15/20	18,000	17,505

See accompanying notes to financial statements.

BPV Income Opportunities Fund	Schedule of Investments

September 30, 2015 (Unaudited)

CORPORATE BONDS — 49.9% (Continued)	Coupon	Maturity	Par Value	Value
Telecommunication Services — 2.9% (Continued)
Sprint Capital Corporation	6.900%	05/01/19	$25,000	$22,000
T-Mobile US, Inc.	6.625%	11/15/20	16,000	16,260
Windstream Services, LLC	7.750%	10/15/20	16,000	13,600
				85,475

Total Corporate Bonds (Cost $1,614,199)				$1,469,256

MONEY MARKET FUNDS — 43.2%	Shares	Value
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class, 0.00% (d) (Cost $1,271,378)	1,271,378	$1,271,378

Total Investments at Value — 98.4% (Cost $3,063,699)		$2,895,375

Other Assets in Excess of Liabilities — 1.6%		48,324

Net Assets — 100.0%		$2,943,699

(a)	Non-income producing security.

(b)	Percentage rounds to less than 0.1%.

(c)	Variable rate security. The rate shown is the effective interest rate as of September 30, 2015.

(d)	The rate shown is the 7-day effective yield as of September 30, 2015.

Investment Abbreviations:

ADR - American Depositary Receipt

CV - Convertible Security

See accompanying notes to financial statements.

BPV Family of Funds	Statements of Assets and Liabilities

September 30, 2015 (Unaudited)

	BPV Core Diversification Fund	BPV Wealth Preservation Fund
ASSETS
Investments in securities:
At cost	$32,807,653	$71,409,955
At value (Note 2)	$32,402,260	$77,587,000
Deposits with brokers for option contracts (Note 2)	26,574	2,048,320
Dividends receivable	47,602	225,908
Receivable for investment securities sold	—	9,574,127
Receivable for capital shares sold	100	60,517
Other assets	18,976	21,824
TOTAL ASSETS	32,495,512	89,517,696

LIABILITIES
Option contracts written, at value (Notes 2 and 6) (premiums received $39,282 and $1,322,951)	21,385	1,396,799
Payable for capital shares redeemed	9,697	9,988
Payable to Advisor (Note 5)	9,546	36,095
Accrued distribution fees (Note 5)	30	2,892
Payable to administrator (Note 5)	5,305	14,834
Other accrued expenses	23,084	33,154
TOTAL LIABILITIES	69,047	1,493,762

NET ASSETS	$32,426,465	$88,023,934

Net assets consist of:
Paid-in capital	$31,740,790	$88,150,413
Accumulated net investment income (loss)	155,786	(1,637)
Accumulated net realized gains (losses) from security transactions and option contracts (Note 6)	917,385	(6,228,039)
Net unrealized appreciation (depreciation) on investments and option contracts (Note 6)	(387,496)	6,103,197
Net Assets	$32,426,465	$88,023,934

See accompanying notes to financial statements.

BPV Family of Funds	Statements of Assets and Liabilities

September 30, 2015 (Unaudited)

	BPV Core Diversification Fund	BPV Wealth Preservation Fund
PRICING OF INSTITUTIONAL SHARES
Net assets applicable to Institutional Shares	$32,282,142	$73,456,627
Institutional Shares of beneficial interest outstanding (unlimited number of shares authorized, $0.001 par value)	3,250,599	7,054,675
Net asset value, redemption price and offering price per share (a)	$9.93	$10.41

PRICING OF ADVISOR SHARES
Net assets applicable to Advisor Shares	$144,323	$14,567,307
Advisor Shares of beneficial interest outstanding (unlimited number of shares authorized, $0.001 par value)	14,586	1,411,891
Net asset value, redemption price and offering price per share (a)	$9.89	$10.32

(a)	Redemption price may differ from the net asset value per share depending upon the length of time the shares are held (Note 2).

See accompanying notes to financial statements.

BPV Family of Funds	Statements of Assets and Liabilities

September 30, 2015 (Unaudited)

	BPV Low Volatility Fund	BPV Large Cap Value Fund
ASSETS
Investments in securities:
At cost	$64,380,578	$117,199,505
At value (Note 2)	$64,250,412	$110,314,005
Deposits with brokers for option contracts (Note 2)	1,471,039	—
Dividends receivable	189,635	81,951
Receivable for investment securities sold	8,025,649	340,129
Receivable for capital shares sold	42,052	159,433
Other assets	9,283	21,847
TOTAL ASSETS	73,988,070	110,917,365

LIABILITIES
Option contracts written, at value (Notes 2 and 6) (premiums received $1,109,258 and $—)	1,172,880	—
Payable for investment securities purchased	—	8,869,697
Payable for capital shares redeemed	15,000	40,368
Payable to Advisor (Note 5)	2,021	22,795
Accrued distribution fees (Note 5)	—	3,018
Payable to administrator (Note 5)	15,268	15,533
Other accrued expenses	22,733	27,459
TOTAL LIABILITIES	1,227,902	8,978,870

NET ASSETS	$72,760,168	$101,938,495

Net assets consist of:
Paid-in capital	$72,945,023	$107,888,388
Accumulated net investment income	269,913	737,826
Accumulated net realized gains (losses) from security transactions and option contracts (Note 6)	(260,980)	197,781
Net unrealized depreciation on investments and option contracts (Note 6)	(193,788)	(6,885,500)
Net Assets	$72,760,168	$101,938,495

See accompanying notes to financial statements.

BPV Family of Funds	Statements of Assets and Liabilities

September 30, 2015 (Unaudited)

	BPV Low Volatility Fund	BPV Large Cap Value Fund
PRICING OF INSTITUTIONAL SHARES
Net assets applicable to Institutional Shares	$72,760,168	$94,905,349
Institutional Shares of beneficial interest outstanding (unlimited number of shares authorized, $0.001 par value)	7,151,111	9,568,696
Net asset value, redemption price and offering price per share (a)	$10.17	$9.92

PRICING OF CLASS A SHARES
Net assets applicable to Class A Shares		$4,400,264
Class A Shares of beneficial interest outstanding (unlimited number of shares authorized, $0.001 par value)		444,597
Net asset value, redemption price and offering price per share (a)		$9.90

PRICING OF CLASS C SHARES
Net assets applicable to Class C Shares		$2,632,882
Class C Shares of beneficial interest outstanding (unlimited number of shares authorized, $0.001 par value)		267,666
Net asset value, redemption price and offering price per share (a)		$9.84

(a)	Redemption price may differ from the net asset value per share depending upon the length of time the shares are held (Note 2).

See accompanying notes to financial statements.

BPV Family of Funds	Statements of Assets and Liabilities

September 30, 2015 (Unaudited)

BPV Income Opportunities Fund
ASSETS
Investments in securities:
At cost	$3,063,699
At value (Note 2)	$2,895,375
Dividends receivable	34,285
Receivable from Advisor (Note 5)	17,199
Other assets	21,846
TOTAL ASSETS	2,968,705

LIABILITIES
Payable to administrator (Note 5)	6,011
Other accrued expenses	18,995
TOTAL LIABILITIES	25,006

NET ASSETS	$2,943,699

Net assets consist of:
Paid-in capital	$3,088,473
Accumulated net investment income	23,067
Accumulated net realized gains from security transactions	483
Net unrealized depreciation on investments	(168,324)
Net Assets	$2,943,699

See accompanying notes to financial statements.

BPV Family of Funds	Statements of Assets and Liabilities

September 30, 2015 (Unaudited)

BPV Income Opportunities Fund
PRICING OF INSTITUTIONAL SHARES
Net assets applicable to Institutional Shares	$2,943,072
Institutional Shares of beneficial interest outstanding (unlimited number of shares authorized, $0.001 par value)	312,973
Net asset value, redemption price and offering price per share (a)	$9.40

PRICING OF CLASS A SHARES
Net assets applicable to Class A Shares	$314
Class A Shares of beneficial interest outstanding (unlimited number of shares authorized, $0.001 par value)	33
Net asset value, redemption price and offering price per share (a)	$9.41

PRICING OF CLASS C SHARES
Net assets applicable to Class C Shares	$313
Class C Shares of beneficial interest outstanding (unlimited number of shares authorized, $0.001 par value)	33
Net asset value, redemption price and offering price per share (a)	$9.38

(a)	Redemption price may differ from the net asset value per share depending upon the length of time the shares are held (Note 2).

See accompanying notes to financial statements.

BPV Family of Funds	Statements of Operations

For the Six Months Ended September 30, 2015 (Unaudited)

	BPV Core Diversification Fund	BPV Wealth Preservation Fund
INVESTMENT INCOME
Dividends	$347,964	$459,741

EXPENSES
Investment advisory fees (Note 5)	143,806	323,729
Mutual fund servicing fees (Note 5)	31,661	41,268
Professional fees	25,123	29,380
Shareholder servicing fees	16,192	34,345
Registration and filing fees	17,461	20,069
Trustees’ fees and expenses (Note 5)	12,145	13,796
Compliance support services fees (Note 5)	10,691	10,691
Printing of shareholder reports	5,659	15,197
Distribution fees (Note 5)	437	15,204
Postage and supplies	4,833	10,527
Insurance expense	4,756	8,557
Distributor service fees (Note 5)	6,000	6,000
Custody and bank service fees	4,553	6,171
Other expenses	2,450	2,453
TOTAL EXPENSES	285,767	537,387
Advisory fee reductions and/or expenses reimbursed by Advisor (Note 5)	(93,589)	(90,544)
NET EXPENSES	192,178	446,843

NET INVESTMENT INCOME	155,786	12,898

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS AND OPTION CONTRACTS
Net realized gains from:
Security transactions	1,792,606	940,442
Option contracts (Note 6)	16,772	1,349,295
Net change in unrealized appreciation/depreciation on:
Investments	(4,607,372)	(4,675,841)
Option contracts (Note 6)	(10,689)	248,532

NET REALIZED AND UNREALIZED LOSSES ON INVESTMENTS AND OPTION CONTRACTS	(2,808,683)	(2,137,572)

NET DECREASE IN NET ASSETS FROM OPERATIONS	$(2,652,897)	$(2,124,674)

See accompanying notes to financial statements.

BPV Family of Funds	Statements of Operations

For the Six Months Ended September 30, 2015 (Unaudited)

	BPV Low Volatility Fund	BPV Large Cap Value Fund
INVESTMENT INCOME
Dividends	$372,374	$903,755

EXPENSES
Investment advisory fees (Note 5)	142,938	296,081
Mutual fund servicing fees (Note 5)	38,312	42,242
Shareholder servicing fees	34,050	37,238
Professional fees	28,441	37,009
Registration and filing fees	11,330	29,576
Trustees’ fees and expenses (Note 5)	13,384	14,005
Compliance support services fees (Note 5)	10,691	10,691
Printing of shareholder reports	5,747	12,492
Custody and bank service fees	5,552	5,984
Distribution fees (Note 5)	—	16,692
Distributor service fees (Note 5)	6,000	6,000
Postage and supplies	4,968	5,867
Insurance expense	6,186	1,448
Other expenses	2,454	3,583
TOTAL EXPENSES	310,053	518,908
Advisory fee reductions and/or expenses reimbursed by Advisor (Note 5)	(131,381)	(137,809)
NET EXPENSES	178,672	381,099

NET INVESTMENT INCOME	193,702	522,656

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS AND OPTION CONTRACTS
Net realized gains (losses) from:
Security transactions	(561,544)	977,036
Option contracts (Note 6)	1,160,685	—
Net change in unrealized appreciation/depreciation on:
Investments	(2,648,513)	(9,863,325)
Option contracts (Note 6)	217,590	—

NET REALIZED AND UNREALIZED LOSSES ON INVESTMENTS AND OPTION CONTRACTS	(1,831,782)	(8,886,289)

NET DECREASE IN NET ASSETS FROM OPERATIONS	$(1,638,080)	$(8,363,633)

See accompanying notes to financial statements.

BPV Family of Funds	Statements of Operations

For the Period Ended September 30, 2015 (a) (Unaudited)

BPV Income Opportunities Fund
INVESTMENT INCOME
Dividends	$31,840
Foreign tax withholding	(98)
TOTAL INVESTMENT INCOME	31,742

EXPENSES
Mutual fund servicing fees (Note 5)	16,776
Professional fees	14,932
Trustees’ fees and expenses (Note 5)	8,515
Investment advisory fees (Note 5)	6,575
Offering Costs (Note 2)	5,619
Compliance support services fees (Note 5)	5,066
Printing of shareholder reports	4,652
Custody and bank service fees	3,231
Distributor service fees (Note 5)	2,500
Postage and supplies	1,388
Shareholder service fees	719
Registration and filing fees	392
Distribution fees (Note 5)	1
Other expenses	9,085
TOTAL EXPENSES	79,451
Advisory fee reductions and/or expenses reimbursed by Advisor (Note 5)	(70,776)
NET EXPENSES	8,675

NET INVESTMENT INCOME	23,067

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized gains from security transactions	483
Net change in unrealized appreciation/depreciation on investments	(168,324)

NET REALIZED AND UNREALIZED LOSSES ON INVESTMENTS	(167,841)

NET DECREASE IN NET ASSETS FROM OPERATIONS	$(144,774)

(a)	Represents the period from the commencement of operations (June 12, 2015) through September 30, 2015.

See accompanying notes to financial statements.

BPV Core Diversification Fund	Statements of Changes in Net Assets

	Six Months Ended September 30, 2015 (Unaudited)	Year Ended March 31, 2015
FROM OPERATIONS
Net investment income	$155,786	$408,098
Net realized gains (losses) from:
Security transactions	1,792,606	1,518,834
Option contracts (Note 6)	16,772	(370,206)
Net change in unrealized appreciation/depreciation on:
Investments	(4,607,372)	(811,641)
Option contracts (Note 6)	(10,689)	286,389
Net increase (decrease) in net assets from operations	(2,652,897)	1,031,474

DISTRIBUTIONS TO SHAREHOLDERS (Note 2)
From net investment income, Institutional Shares	—	(377,058)
From net investment income, Advisor Shares	—	(9,047)
From net realized gains, Institutional Shares	—	(1,460,451)
From net realized gains, Advisor Shares	—	(43,714)
Decrease in net assets from distributions to shareholders	—	(1,890,270)

FROM CAPITAL SHARE TRANSACTIONS
INSTITUTIONAL SHARES
Proceeds from shares sold	782,510	9,292,975
Net asset value of shares issued in reinvestment of distributions to shareholders	—	1,834,138
Payments for shares redeemed, net of redemption fees (Note 2)	(5,958,288)	(17,698,650)
Net decrease in net assets from Institutional Shares transactions	(5,175,778)	(6,571,537)

ADVISOR SHARES
Proceeds from shares sold	9,000	138,955
Net asset value of shares issued in reinvestment of distributions to shareholders	—	51,552
Payments for shares redeemed, net of redemption fees (Note 2)	(968,692)	(246,921)
Net decrease in net assets from Advisor Shares transactions	(959,692)	(56,414)

TOTAL DECREASE IN NET ASSETS	(8,788,367)	(7,486,747)

NET ASSETS
Beginning of period	41,214,832	48,701,579
End of period	$32,426,465	$41,214,832

ACCUMULATED NET INVESTMENT INCOME	$155,786	$—

See accompanying notes to financial statements.

BPV Core Diversification Fund	Statements of Changes in Net Assets

	Six Months Ended September 30, 2015 (Unaudited)	Year Ended March 31, 2015
CAPITAL SHARE ACTIVITY
BPV Core Diversification - Institutional Shares
Shares sold	73,493	844,668
Shares reinvested	—	173,195
Shares redeemed	(576,228)	(1,580,155)
Net decrease in shares outstanding	(502,735)	(562,292)
Shares outstanding, beginning of period	3,753,334	4,315,626
Shares outstanding, end of period	3,250,599	3,753,334

BPV Core Diversification - Advisor Shares
Shares sold	848	12,698
Shares reinvested	—	4,868
Shares redeemed	(91,419)	(22,543)
Net decrease in shares outstanding	(90,571)	(4,977)
Shares outstanding, beginning of period	105,157	110,134
Shares outstanding, end of period	14,586	105,157

See accompanying notes to financial statements.

BPV Wealth Preservation Fund	Statements of Changes in Net Assets

	Six Months Ended September 30, 2015 (Unaudited)	Year Ended March 31, 2015
FROM OPERATIONS
Net investment income	$12,898	$29,722
Net realized gains (losses) from:
Security transactions	940,442	738,596
Option contracts (Note 6)	1,349,295	(1,678,004)
Net change in unrealized appreciation/depreciation on:
Investments	(4,675,841)	3,181,694
Option contracts (Note 6)	248,532	155,562
Net increase (decrease) in net assets from operations	(2,124,674)	2,427,570

DISTRIBUTIONS TO SHAREHOLDERS (Note 2)
From net investment income, Institutional Shares	—	(7,912)
From net realized gains, Institutional Shares	—	(365,385)
From net realized gains, Advisor Shares	—	(56,479)
Decrease in net assets from distributions to shareholders	—	(429,776)

FROM CAPITAL SHARE TRANSACTIONS
INSTITUTIONAL SHARES
Proceeds from shares sold	15,010,566	45,721,374
Net asset value of shares issued in reinvestment of distributions to shareholders	—	360,467
Payments for shares redeemed, net of redemption fees (Note 2)	(11,227,236)	(33,421,518)
Net increase in net assets from Institutional Shares transactions	3,783,330	12,660,323

ADVISOR SHARES
Proceeds from shares sold	5,039,124	6,805,264
Net asset value of shares issued in reinvestment of distributions to shareholders	—	46,504
Payments for shares redeemed, net of redemption fees (Note 2)	(1,185,094)	(6,871,299)
Net increase (decrease) in net assets from Advisor Shares transactions	3,854,030	(19,531)

TOTAL INCREASE IN NET ASSETS	5,512,686	14,638,586

NET ASSETS
Beginning of period	82,511,248	67,872,662
End of period	$88,023,934	$82,511,248

ACCUMULATED NET INVESTMENT LOSS	$(1,637)	$(14,535)

See accompanying notes to financial statements.

BPV Wealth Preservation Fund	Statements of Changes in Net Assets

	Six Months Ended September 30, 2015 (Unaudited)	Year Ended March 31, 2015
CAPITAL SHARE ACTIVITY
BPV Wealth Preservation - Institutional Shares
Shares sold	1,399,823	4,350,488
Shares reinvested	—	33,942
Shares redeemed	(1,060,334)	(3,178,046)
Net increase in shares outstanding	339,489	1,206,384
Shares outstanding, beginning of period	6,715,186	5,508,802
Shares outstanding, end of period	7,054,675	6,715,186

BPV Wealth Preservation - Advisor Shares
Shares sold	480,403	651,928
Shares reinvested	—	4,412
Shares redeemed	(112,210)	(658,642)
Net increase (decrease) in shares outstanding	368,193	(2,302)
Shares outstanding, beginning of period	1,043,698	1,046,000
Shares outstanding, end of period	1,411,891	1,043,698

See accompanying notes to financial statements.

BPV Low Volatility Fund	Statements of Changes in Net Assets

	Six Months Ended September 30, 2015 (Unaudited)	Year Ended March 31, 2015
FROM OPERATIONS
Net investment income	$193,702	$313,336
Net realized gains (losses) from:
Security transactions	(561,544)	31,875
Option contracts (Note 6)	1,160,685	(765,151)
Net change in unrealized appreciation/depreciation on:
Investments	(2,648,513)	2,122,249
Option contracts (Note 6)	217,590	63,501
Net increase (decrease) in net assets from operations	(1,638,080)	1,765,810

DISTRIBUTIONS TO SHAREHOLDERS (Note 2)
From net investment income, Institutional Shares	—	(271,011)
From net realized gains, Institutional Shares	—	(79,743)
Decrease in net assets from distributions to shareholders	—	(350,754)

FROM CAPITAL SHARE TRANSACTIONS
INSTITUTIONAL SHARES
Proceeds from shares sold	19,509,071	52,036,220
Net asset value of shares issued in reinvestment of distributions to shareholders	—	323,367
Payments for shares redeemed, net of redemption fees (Note 2)	(8,451,251)	(13,333,227)
Net increase in net assets from capital share transactions	11,057,820	39,026,360

TOTAL INCREASE IN NET ASSETS	9,419,740	40,441,416

NET ASSETS
Beginning of period	63,340,428	22,899,012
End of period	$72,760,168	$63,340,428

ACCUMULATED NET INVESTMENT INCOME	$269,913	$76,211

CAPITAL SHARE ACTIVITY
Shares sold	1,865,380	5,098,775
Shares reinvested	—	31,273
Shares redeemed	(816,773)	(1,301,398)
Net increase in shares outstanding	1,048,607	3,828,650
Shares outstanding, beginning of period	6,102,504	2,273,854
Shares outstanding, end of period	7,151,111	6,102,504

See accompanying notes to financial statements.

BPV Large Cap Value Fund	Statements of Changes in Net Assets

	Six Months Ended September 30, 2015 (Unaudited)	Year Ended March 31, 2015(a)
FROM OPERATIONS
Net investment income	$522,656	$316,143
Net realized gains (losses) from security transactions	977,036	(779,674)
Net change in unrealized appreciation/depreciation on investments	(9,863,325)	2,977,825
Net increase (decrease) in net assets from operations	(8,363,633)	2,514,294

DISTRIBUTIONS TO SHAREHOLDERS (Note 2)
From net investment income, Institutional Shares	—	(98,092)
From net investment income, Class C Shares	—	(273)
From net investment income, Class A Shares	—	(2,189)
Decrease in net assets from distributions to shareholders	—	(100,554)

FROM CAPITAL SHARE TRANSACTIONS
INSTITUTIONAL SHARES
Proceeds from shares sold	34,511,748	76,620,137
Net asset value of shares issued in reinvestment of distributions to shareholders	—	98,089
Payments for shares redeemed, net of redemption fees (Note 2)	(5,033,289)	(5,815,887)
Net increase in net assets from Institutional Shares transactions	29,478,459	70,902,339

CLASS C SHARES
Proceeds from shares sold	1,556,681	1,308,619
Net asset value of shares issued in reinvestment of distributions to shareholders	—	264
Payments for shares redeemed, net of redemption fees (Note 2)	(9,526)	(144)
Net increase in net assets from Class C Shares transactions	1,547,155	1,308,739

CLASS A SHARES
Proceeds from shares sold	860,069	3,915,661
Net asset value of shares issued in reinvestment of distributions to shareholders	—	1,745
Payments for shares redeemed, net of redemption fees	(89,314)	(36,465)
Net increase in net assets from Class A Shares transactions	770,755	3,880,941

TOTAL INCREASE IN NET ASSETS	23,432,736	78,505,759

NET ASSETS
Beginning of period	78,505,759	—
End of period	$101,938,495	$78,505,759

ACCUMULATED NET INVESTMENT INCOME	$737,826	$215,589

(a)	Represents the period from commencement of operations (April 1, 2014) through March 31, 2015.

See accompanying notes to financial statements.

BPV Large Cap Value Fund	Statements of Changes in Net Assets

	Six Months Ended September 30, 2015 (Unaudited)	Year Ended March 31, 2015(a)
CAPITAL SHARE ACTIVITY
BPV Large Cap Value - Institutional Shares
Shares sold	3,267,276	7,318,562
Shares reinvested	—	9,298
Shares redeemed	(469,740)	(556,700)
Net increase in shares outstanding	2,797,536	6,771,160
Shares outstanding, beginning of period	6,771,160	—
Shares outstanding, end of period	9,568,696	6,771,160

BPV Large Cap Value - Class A Shares
Shares sold	82,386	373,819
Shares reinvested	—	165
Shares redeemed	(8,336)	(3,437)
Net increase in shares outstanding	74,050	370,547
Shares outstanding, beginning of period	370,547	—
Shares outstanding, end of period	444,597	370,547

BPV Large Cap Value - Class C Shares
Shares sold	144,210	124,334
Shares reinvested	—	25
Shares redeemed	(890)	(13)
Net increase in shares outstanding	143,320	124,346
Shares outstanding, beginning of period	124,346	—
Shares outstanding, end of period	267,666	124,346

(a)	Represents the period from commencement of operations (April 1, 2014) through March 31, 2015.

See accompanying notes to financial statements.

BPV Income Opportunities Fund	Statement of Changes in Net Assets

Period Ended September 30, 2015(a)
FROM OPERATIONS
Net investment income	$23,067
Net realized gains from security transactions	483
Net change in unrealized appreciation/depreciation on investments	(168,324)
Net decrease in net assets from operations	(144,774)

FROM CAPITAL SHARE TRANSACTIONS
INSTITUTIONAL SHARES
Proceeds from shares sold	3,087,807

CLASS A SHARES
Proceeds from shares sold	333

CLASS C SHARES
Proceeds from shares sold	333

TOTAL INCREASE IN NET ASSETS	2,943,699

NET ASSETS
Beginning of period	—
End of period	$2,943,699

ACCUMULATED NET INVESTMENT INCOME	$23,067

(a)	Represents the period from commencement of operations (June 12, 2015) through September 30, 2015.

See accompanying notes to financial statements.

BPV Income Opportunities Fund	Statement of Changes in Net Assets

Period Ended September 30, 2015(a)
CAPITAL SHARE ACTIVITY
BPV Income Opportunities - Institutional Shares
Shares sold	312,973
Net increase in shares outstanding	312,973
Shares outstanding, beginning of period	—
Shares outstanding, end of period	312,973

BPV Income Opportunities - Class A Shares
Shares sold	33
Net increase in shares outstanding	33
Shares outstanding, beginning of period	—
Shares outstanding, end of period	33

BPV Income Opportunities - Class C Shares
Shares sold	33
Net increase in shares outstanding	33
Shares outstanding, beginning of period	—
Shares outstanding, end of period	33

(a)	Represents the period from commencement of operations (June 12, 2015) through September 30, 2015.

See accompanying notes to financial statements.

BPV Core Diversification Fund	Financial Highlights

Institutional Shares Per share data for an Institutional Share outstanding throughout each period:

	Six Months Ended Sept. 30, 2015 (Unaudited)		Year Ended March 31, 2015	Year Ended March 31, 2014	Year Ended March 31, 2013	Period Ended March 31, 2012(a)
Net asset value at beginning of period	$10.68		$11.00	$10.68	$10.39	$10.00

Income (loss) from investment operations:
Net investment income	0.05		0.11	0.08 (b)	0.08 (b)	0.01	(b)
Net realized and unrealized gains (losses) on investments	(0.80)		0.10	0.33	0.28	0.40
Total from investment operations	(0.75)		0.21	0.41	0.36	0.41

Less distributions:
Dividends from net investment income	—		(0.11)	(0.07)	(0.06)	(0.02)
Distributions from net realized gains	—		(0.42)	(0.02)	(0.01)	(0.00	)(c)
Total distributions	—		(0.53)	(0.09)	(0.07)	(0.02)

Proceeds from redemption fees collected (Note 2)	—		0.00 (c)	0.00 (c)	0.00 (c)	0.00	(c)

Net asset value at end of period	$9.93		$10.68	$11.00	$10.68	$10.39

Total return (d)	(7.02	)%(e)	1.96%	3.85%	3.46%	4.07	%(e)

Ratios and supplemental data:
Net assets at end of period(000's)	$32,282		$40,093	$47,489	$92,051	$35,970

Ratio of total expenses to average net assets	1.46	%(f)	1.51%	1.36%	1.57%	3.25	%(f)

Ratio of net expenses to average net assets (g)	1.00	%(f)	1.00%	1.00%	1.00%	1.00	%(f)

Ratio of net investment income to average net assets (g)	0.82	%(f)	0.95%	0.76%	0.72%	0.23	%(f)

Portfolio turnover rate	25	%(e)	55%	47%	56%	2	%(e)

(a)	Represents the period from commencement of operations (October 5, 2011) through March 31, 2012.

(b)	Calculated using the average shares method.

(c)	Amount rounds to less than $0.01 per share.

(d)

Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(e)	Not annualized.

(f)	Annualized.

(g)	Ratio was determined after investment advisory fee reductions and/or expense reimbursements (Note 5).

See accompanying notes to financial statements.

BPV Core Diversification Fund	Financial Highlights

Advisor Shares Per share data for an Advisor Share outstanding throughout each period:

	Six Months Ended Sept. 30, 2015 (Unaudited)		Year Ended March 31, 2015	Year Ended March 31, 2014	Period Ended March 31, 2013(a)
Net asset value at beginning of period	$10.67		$11.01	$10.66	$10.39

Income (loss) from investment operations:
Net investment income	0.00	(b)	0.08	0.07 (c)	0.01	(c)
Net realized and unrealized gains (losses) on investments	(0.78)		0.09	0.30	0.26
Total from investment operations	(0.78)		0.17	0.37	0.27

Less distributions:
Dividends from net investment income	—		(0.09)	—	—
Distributions from net realized gains	—		(0.42)	(0.02)	—
Total distributions	—		(0.51)	(0.02)	—

Proceeds from redemption fees collected (Note 2)	0.00	(b)	0.00 (b)	0.00 (b)	—

Net asset value at end of period	$9.89		$10.67	$11.01	$10.66

Total return (d)	(7.31	)%(e)	1.57%	3.44%	2.60	%(e)

Ratios and supplemental data:
Net assets at end of period (000's)	$144		$1,122	$1,212	$298

Ratio of total expenses to average net assets	4.84	%(f)	1.83%	1.89%	2.29	%(f)

Ratio of net expenses to average net assets (g)	1.25	%(f)	1.25%	1.48%	1.65	%(f)

Ratio of net investment income to average net assets (g)	0.21	%(f)	0.69%	0.67%	0.53	%(f)

Portfolio turnover rate	25	%(e)	55%	47%	56	%(h)

(a)	Represents the period from commencement of operations (January 2, 2013) through March 31, 2013.

(b)	Amount rounds to less than $0.01 per share.

(c)	Calculated using the average shares method.

(d)

Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(e)	Not annualized.

(f)	Annualized.

(g)	Ratio was determined after investment advisory fee reductions and/or expense reimbursements (Note 5).

(h)	Represents the year ended March 31, 2013.

See accompanying notes to financial statements.

BPV Wealth Preservation Fund	Financial Highlights

Institutional Shares Per share data for an Institutional Share outstanding throughout each period:

	Six Months Ended Sept. 30, 2015 (Unaudited)		Year Ended March 31, 2015		Year Ended March 31, 2014	Year Ended March 31, 2013	Period Ended March 31, 2012(a)
Net asset value at beginning of period	$10.65		$10.36		$10.38	$10.15	$10.00

Income (loss) from investment operations:
Net investment income	0.00	(b)	0.01		0.01 (c)	0.07 (c)	0.06	(c)
Net realized and unrealized gains (losses) on investments	(0.24)		0.33		0.22	0.22	0.12
Total from investment operations	(0.24)		0.34		0.23	0.29	0.18

Less distributions:
Dividends from net investment income	—		(0.00	)(b)	(0.02)	(0.06)	(0.03)
Distributions from net realized gains	—		(0.05)		(0.23)	—	—
Total distributions	—		(0.05)		(0.25)	(0.06)	(0.03)

Proceeds from redemption fees collected (Note 2)	0.00	(b)	0.00	(b)	0.00 (b)	0.00 (b)	—

Net asset value at end of period	$10.41		$10.65		$10.36	$10.38	$10.15

Total return (d)	(2.25	)%(e)	3.30%		2.21%	2.86%	1.83	%(e)

Ratios and supplemental data:
Net assets at end of period (000's)	$73,457		$71,487		$57,089	$29,808	$9,214

Ratio of total expenses to average net assets	1.20	%(f)	1.32%		1.46%	2.11%	5.42	%(f)

Ratio of net expenses to average net assets (g)	1.00	%(f)	1.00%		1.00%	1.00%	1.00	%(f)

Ratio of net investment income to average net assets (g)	0.05	%(f)	0.08%		0.11%	0.65%	1.26	%(f)

Portfolio turnover rate	12	%(e)	14%		51%	0%	0%

(a)	Represents the period from commencement of operations (October 5, 2011) through March 31, 2012.

(b)	Amount rounds to less than $0.01 per share.

(c)	Calculated using the average shares method.

(d)

Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(e)	Not annualized.

(f)	Annualized.

(g)	Ratio was determined after investment advisory fee waivers and/or expense reimbursements (Note 5).

See accompanying notes to financial statements.

BPV Wealth Preservation Fund	Financial Highlights

Advisor Shares Per share data for an Advisor Share outstanding throughout each period:

	Six Months Ended Sept. 30, 2015 (Unaudited)		Year Ended March 31, 2015	Year Ended March 31, 2014		Period Ended March 31, 2013(a)
Net asset value at beginning of period	$10.56		$10.31	$10.36		$10.27

Income (loss) from investment operations:
Net investment loss	(0.00	)(b)	(0.02)	(0.02	)(c)	(0.02	)(c)
Net realized and unrealized gains (losses) on investments	(0.24)		0.32	0.20		0.11
Total from investment operations	(0.24)		0.30	0.18		0.09

Less distributions:
Distributions from net realized gains	—		(0.05)	(0.23)		—

Proceeds from redemption fees collected (Note 2)	0.00	(b)	0.00 (b)	0.00	(b)	—

Net asset value at end of period	$10.32		$10.56	$10.31		$10.36

Total return (d)	(2.27	)%(e)	2.92%	1.77%		0.88	%(e)

Ratios and supplemental data:
Net assets at end of period (000's)	$14,567		$11,024	$10,784		$28

Ratio of total expenses to average net assets	1.53	%(f)	1.58%	1.83%		2.65	%(f)

Ratio of net expenses to average net assets (g)	1.25	%(f)	1.25%	1.39%		1.65	%(f)

Ratio of net investment loss to average net assets (g)	(0.11	)%(f)	(0.20)%	(0.17)%		(0.72	)%(f)

Portfolio turnover rate	12	%(e)	14%	51%		0	%(h)

(a)	Represents the period from commencement of operations (January 2, 2013) through March 31, 2013.

(b)	Amount rounds to less than $0.01 per share.

(c)	Calculated using the average shares method.

(d)

Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(e)	Not annualized.

(f)	Annualized.

(g)	Ratio was determined after investment advisory fee waivers and/or expense reimbursements (Note 5).

(h)	Represents the year ended March 31, 2013.

See accompanying notes to financial statements.

BPV Low Volatility Fund	Financial Highlights

Institutional Shares Per share data for an Institutional Share outstanding throughout each period:

	Six Months Ended Sept. 30, 2015 (Unaudited)		Year Ended March 31, 2015	Period Ended March 31, 2014(a)
Net asset value at beginning of period	$10.38		$10.07	$10.00

Income (loss) from investment operations:
Net investment income	0.03		0.04	0.04	(b)
Net realized and unrealized gains (losses) on investments	(0.24)		0.33	0.03
Total from investment operations	(0.21)		0.37	0.07

Less distributions:
Dividends from net investment income	—		(0.05)	—
Distributions from net realized gains	—		(0.01)	—
Total distributions	—		(0.06)	—

Proceeds from redemption fees collected (Note 2)	0.00	(c)	0.00 (c)	—

Net asset value at end of period	$10.17		$10.38	$10.07

Total return (d)	(2.02	)%(e)	3.68%	0.70	%(e)

Ratios and supplemental data:
Net assets at end of period (000's)	$72,760		$63,340	$22,899

Ratio of total expenses to average net assets	0.87	%(f)	1.09%	2.98	%(f)

Ratio of net expenses to average net assets (g)	0.50	%(f)	0.50%	0.50	%(f)

Ratio of net investment income to average net assets (g)	0.54	%(f)	0.66%	2.36	%(f)

Portfolio turnover rate	21	%(e)	7%	0	%(e)

(a)	Represents the period from commencement of operations (February 3, 2014) through March 31, 2014.

(b)	Calculated using the average shares method.

(c)	Amount rounds to less than $0.01 per share.

(d)

Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(e)	Not annualized.

(f)	Annualized.

(g)	Ratio was determined after investment advisory fee waivers and/or expense reimbursements (Note 5).

See accompanying notes to financial statements.

BPV Large Cap Value Fund	Financial Highlights

Institutional Shares Per share data for an Institutional Share outstanding throughout each period:

	Six Months Ended Sept. 30, 2015 (Unaudited)		Year Ended March 31, 2015(a)
Net asset value at beginning of period	$10.81		$10.00

Income (loss) from investment operations:
Net investment income	0.07		0.05
Net realized and unrealized gains (losses) on investments	(0.96)		0.78
Total from investment operations	(0.89)		0.82

Less distributions:
Dividends from net investment income	—		(0.02)

Proceeds from redemption fees collected (Note 2)	0.00	(b)	0.00 (b)

Net asset value at end of period	$9.92		$10.81

Total return (c)	(8.23	)%(d)	8.26%

Ratios and supplemental data:
Net assets at end of period (000's)	$94,905		$73,166

Ratio of total expenses to average net assets	1.07	%(e)	1.53%

Ratio of net expenses to average net assets (f)	0.80	%(e)	0.80%

Ratio of net investment income to average net assets (f)	1.18	%(e)	1.02%

Portfolio turnover rate	41	%(d)	77%

(a)	Represents the period from commencement of operations (April 1, 2014) through March 31, 2015

(b)	Amount rounds to less than $0.01 per share.

(c)

Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(d)	Not annualized.

(e)	Annualized.

(f)	Ratio was determined after investment advisory fee waivers and/or expense reimbursements (Note 5).

See accompanying notes to financial statements.

BPV Large Cap Value Fund	Financial Highlights

Class A Shares (a) Per share data for an Class A Share outstanding throughout each period:

	Six Months Ended Sept. 30, 2015 (Unaudited)		Year Ended March 31, 2015(b)
Net asset value at beginning of period	$10.80		$10.00

Income (loss) from investment operations:
Net investment income	0.07		0.04
Net realized and unrealized gains (losses) on investments	(0.97)		0.77
Total from investment operations	(0.90)		0.81

Less distributions:
Dividends from net investment income	—		(0.01)

Proceeds from redemption fees collected (Note 2)	0.00	(c)	0.00	(c)

Net asset value at end of period	$9.90		$10.80

Total return (d)	(8.33	)%(e)	8.07	%(e)

Ratios and supplemental data:
Net assets at end of period (000's)	$4,400		$4,000

Ratio of total expenses to average net assets	1.71	%(f)	1.88	%(f)

Ratio of net expenses to average net assets (g)	1.05	%(f)	1.05	%(f)

Ratio of net investment income to average net assets (g)	0.92	%(f)	0.70	%(f)

Portfolio turnover rate	41	%(e)	77	%(h)

(a)	Prior to September 25, 2015, formally known as Advisor Shares.

(b)	Represents the period of commencement of operations (October 7, 2014) through March 31, 2015.

(c)	Amount rounds to less than $0.01 per share.

(d)

Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(e)	Not annualized.

(f)	Annualized.

(g)	Ratio was determined after investment advisory fee reductions and/or expense reimbursements (Note 5).

(h)	Represents the year ended March 31, 2015.

See accompanying notes to financial statements.

BPV Large Cap Value Fund	Financial Highlights

Class C Shares Per share data for a Class C Share outstanding throughout each period:

	Six Months Ended Sept. 30, 2015 (Unaudited)		Period Ended March 31, 2015(a)
Net asset value at beginning of period	$10.77		$10.08

Income (loss) from investment operations:
Net investment gain (loss)	0.01		(0.00	)(b)
Net realized and unrealized gains (losses) on investments	(0.94)		0.70
Total from investment operations	(0.93)		0.70

Less distributions:
Distributions from net realized gains	—		(0.01)

Net asset value at end of period	$9.84		$10.77

Total return (c)	(8.64	)%(d)	6.90	%(d)

Ratios and supplemental data:
Net assets at end of period (000's)	$2,633		$1,339

Ratio of total expenses to average net assets	2.60	%(e)	3.31	%(e)

Ratio of net expenses to average net assets (f)	1.80	%(e)	1.80	%(e)

Ratio of net investment income to average net assets (f)	0.24	%(e)	0.04	%(e)

Portfolio turnover rate	41	%(d)	77	%(g)

(a)	Represents the period of commencement of operations (October 7, 2014) through March 31, 2015.

(b)	Amount rounds to less than $0.01 per share.

(c)

Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(d)	Not annualized.

(e)	Annualized.

(f)	Ratio was determined after investment advisory fee reductions and/or expense reimbursements (Note 5).

(g)	Represents the year ended March 31, 2015.

See accompanying notes to financial statements.

BPV Income Opportunities Fund	Financial Highlights

Institutional Shares Per share data for an Institutional Share outstanding throughout the period:

	Period Ended Sept. 30, 2015(a)
Net asset value at beginning of period	$10.00

Income (loss) from investment operations:
Net investment income	0.07
Net realized and unrealized losses on investments	(0.67)
Total from investment operations	(0.60)

Net asset value at end of period	$9.40

Total return (b)	(6.00	)%(c)

Ratios and supplemental data:
Net assets at end of period (000's)	$2,943

Ratio of total expenses to average net assets	11.33	%(d)

Ratio of net expenses to average net assets (e)	1.24	%(d)

Ratio of net investment income to average net assets (e)	3.30	%(d)

Portfolio turnover rate	0%

(a)	Represents the period of commencement of operations (June 12, 2015) through September 30, 2015.

(b)

Total return is a measure of the change in value of an investment in the Fund over the period covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The return shown does not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c)	Not annualized.

(d)	Annualized.

(e)	Ratio was determined after investment advisory fee reductions and/or expense reimbursements (Note 5).

See accompanying notes to financial statements.

BPV Income Opportunities Fund	Financial Highlights

Class A Shares Per share data for a Class A Share outstanding throughout the period:

	Period Ended Sept. 30, 2015(a)
Net asset value at beginning of period	$10.00

Income (loss) from investment operations:
Net investment income	0.10
Net realized and unrealized losses on investments	(0.69)
Total from investment operations	(0.59)

Net asset value at end of period	$9.41

Total return (b)	(5.90	)%(c)

Ratios and supplemental data:
Net assets at end of period	$314

Ratio of total expenses to average net assets	112.40	%(d)

Ratio of net expenses to average net assets (e)	1.49	%(d)

Ratio of net investment income to average net assets (e)	3.31	%(d)

Portfolio turnover rate	0%

(a)	Represents the period of commencement of operations (June 12, 2015) through September 30, 2015.

(b)

Total return is a measure of the change in value of an investment in the Fund over the period covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The return shown does not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c)	Not annualized.

(d)	Annualized.

(e)	Ratio was determined after investment advisory fee reductions and/or expense reimbursements (Note 5).

See accompanying notes to financial statements.

BPV Income Opportunities Fund	Financial Highlights

Class C Shares Per share data for a Class C Share outstanding throughout the period:

	Period Ended Sept. 30, 2015(a)
Net asset value at beginning of period	$10.00

Income (loss) from investment operations:
Net investment income	0.07
Net realized and unrealized losses on investments	(0.69)
Total from investment operations	(0.62)

Net asset value at end of period	$9.38

Total return (b)	(6.20	)%(c)

Ratios and supplemental data:
Net assets at end of period	$313

Ratio of total expenses to average net assets	113.61	%(d)

Ratio of net expenses to average net assets (e)	2.24	%(d)

Ratio of net investment income to average net assets (e)	2.47	%(d)

Portfolio turnover rate	0%

(a)	Represents the period from commencement of operations (June 12, 2015) through September 30, 2015.

(b)

Total return is a measure of the change in value of an investment in the Fund over the period covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The return shown does not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c)	Not annualized.

(d)	Annualized.

(e)	Ratio was determined after investment advisory fee reductions and/or expense reimbursements (Note 5).

See accompanying notes to financial statements.

BPV Family of Funds	Notes to Financial Statements

September 30, 2015 (Unaudited)

1. ORGANIZATION

The BPV Family of Funds (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust was organized on July 19, 2011 as a Delaware statutory trust. The Trust currently offers Institutional Shares and Advisor Shares of each of the BPV Core Diversification Fund and the BPV Wealth Preservation Fund; Institutional Shares, Class A Shares and Class C Shares of the BPV Large Cap Value Fund and the BPV Income Opportunities Fund; and Institutional Shares of the BPV Low Volatility Fund (each a “Fund” and collectively, the “Funds”). On September 25, 2015, previously named Advisor Shares of the BPV Large Cap Value Fund were converted to Class A Shares. The BPV Core Diversification Fund is a diversified portfolio with an investment objective to seek long term capital appreciation; the BPV Wealth Preservation Fund is a diversified portfolio with an investment objective to simultaneously seek capital preservation while generating long-term capital appreciation; the BPV Low Volatility Fund is a diversified portfolio with an investment objective to simultaneously seek capital preservation while generating long-term capital appreciation; the BPV Large Cap Value Fund is a diversified portfolio with an investment objective to seek long-term capital appreciation; and the BPV Income Opportunities Fund is a diversified portfolio with an investment objective to seek income and capital appreciation.

Each class of shares of a Fund has identical rights to earnings and assets of such Fund and voting privileges, except for class specific expenses and exclusive rights to vote on matters affecting only that class. The Trust permits the Board of Trustees (the “Trustees”) to create additional funds and share classes.

BPV Capital Management, LLC (the “Adviser”), a Delaware limited liability company, serves as the investment adviser for each Fund. The Adviser is controlled by Northshore Management Company, LLC (“Northshore”).

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the Funds’ significant accounting policies used in the preparation of these financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). As an investment company, as defined in Financial Accounting Standards Board (“FASB”) Accounting Standards Update 2013-08, the Funds follow accounting and reporting guidance under FASB Accounting Standards Codification Topic 946, “Financial Services – Investment Companies.”

Investment Valuation – The Funds’ portfolio securities are generally valued at their market values determined on the basis of available market quotations as of the close of regular trading on the New York Stock Exchange (typically 4:00 p.m. Eastern time). Equity securities including common stocks and exchange-traded funds listed on an

BPV Family of Funds	Notes to Financial Statements

September 30, 2015 (Unaudited)

exchange or quoted on a national market system are valued at the last sales price. Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price. Shares of a registered investment company, including money market funds, that are not traded on an exchange are valued at that investment company’s net asset value. Securities traded in the over-the-counter market and listed securities for which no sale was reported on the valuation date are valued at the bid price. Fixed income securities are typically valued on the basis of prices provided by an independent pricing service. These prices provided by the pricing service are determined with consideration given to institutional bid and last sale prices and take into account securities prices, yields, maturities, call features, ratings, institutional trading in similar groups of securities and developments related to specific securities. Options on securities and options on indexes listed on an exchange are valued at the mean of the highest bid and lowest ask price on the exchange on which they are traded on the day of valuation.

Securities for which representative market quotations are not readily available (e.g., if the exchange on which the security is principally traded closes early or if trading of the security is halted during the day and does not resume prior to the Funds’ net asset value calculations) or which cannot be accurately valued using the Funds’ normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees and will be classified as Level 2 or 3 within the fair value hierarchy (see below), depending on the inputs used. A security’s “fair value” may differ from the price next available for that security using the Funds’ normal pricing procedures.

GAAP establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires disclosures about fair value measurements.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:

●	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities

●

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data

●

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available

The inputs or methodology used for valuing assets or liabilities are not necessarily an indication of the risks associated with investing in those assets or liabilities. The inputs used to measure the fair value of a particular security may fall into different levels of

BPV Family of Funds	Notes to Financial Statements

September 30, 2015 (Unaudited)

the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement of that asset or liability falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

The following is a summary of the inputs used to value the Funds’ investments and other financial instruments as of September 30, 2015 by security type:

BPV Core Diversification Fund	Level 1	Level 2	Level 3	Total
Investments in Securities:
Exchange-Traded Funds	$29,424,236	$—	$—	$29,424,236
Open-End Funds	1,964,200	—	—	1,964,200
Purchased Option Contracts	—	46,295	—	46,295
Money Market Funds	967,529	—	—	967,529
Total Investments in Securities	$32,355,965	$46,295	$—	$32,402,260
Other Financial Instruments:
Written Option Contracts	$—	$(21,385)	$—	$(21,385)

BPV Wealth Preservation Fund	Level 1	Level 2	Level 3	Total
Investments in Securities:
Exchange-Traded Funds	$32,174,677	$—	$—	$32,174,677
Purchased Option Contracts	—	1,543,720	—	1,543,720
Money Market Funds	43,868,603	—	—	43,868,603
Total Investments in Securities	$76,043,280	$1,543,720	$—	$77,587,000
Other Financial Instruments:
Written Option Contracts	$—	$(1,396,799)	$—	$(1,396,799)

BPV Low Volatility Fund	Level 1	Level 2	Level 3	Total
Investments in Securities:
Exchange-Traded Funds	$27,019,830	$—	$—	$27,019,830
Purchased Option Contracts	—	1,296,320	—	1,296,320
Money Market Funds	35,934,262	—	—	35,934,262
Total Investments in Securities	$62,954,092	$1,296,320	$—	$64,250,412
Other Financial Instruments:
Written Option Contracts	$—	$(1,172,880)	$—	$(1,172,880)

BPV Family of Funds	Notes to Financial Statements

September 30, 2015 (Unaudited)

BPV Large Cap Value Fund	Level 1	Level 2	Level 3	Total
Investments in Securities:
Common Stocks	$101,055,237	$—	$—	$101,055,237
Money Market Funds	9,258,768	—	—	9,258,768
Total Investments in Securities	$110,314,005	$—	$—	$110,314,005

BPV Income Opportunities Fund	Level 1	Level 2	Level 3	Total
Investments in Securities:
Common Stocks	$146,867	$—	$—	$146,867
Preferred Stocks	7,874	—	—	7,874
Corporate Bonds	—	1,469,256	—	1,469,256
Money Market Funds	1,271,378	—	—	1,271,378
Total Investments in Securities	$1,426,119	$1,469,256	$—	$2,895,375

Refer to each Fund’s Schedule of Investments for a listing of the securities by security type and sector or industry type. As of September 30, 2015, the Funds did not have any transfers into and out of any Level. It is the Funds’ policy to recognize transfers into and out of any Level at the end of the reporting period.

During the six months ended September 30, 2015, the Funds did not use any significant unobservable inputs (Level 3) in determining fair value.

Share Valuation and Redemption Fees – The net asset value per share of each class of shares of each Fund is calculated daily by dividing the total value of the assets attributable to that class, less liabilities attributable to that class, by the number of shares of that class outstanding. The offering price and redemption price per share of each Class of each Fund is equal to the net asset value per share, except that shares of the Funds are subject to a redemption fee of 1%, payable to the applicable Fund, if redeemed within 60 days of the date of purchase.

Proceeds from redemption fees were as follows:

	Six Months Ended September 30, 2015	Year Ended March 31, 2015
BPV Core Diversification Fund	$74	$2,526
BPV Wealth Preservation Fund	$9,374	$14,605
BPV Low Volatility Fund	$3,385	$398
BPV Large Cap Value Fund	$896	$2,553
BPV Income Opportunities Fund	$—	N/A

BPV Family of Funds	Notes to Financial Statements

September 30, 2015 (Unaudited)

Investment Transactions and Investment Income – Investment transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date. Interest income is accrued as earned. Discounts and premiums on fixed income securities purchased are amortized using the effective interest method. Gains and losses on securities sold are determined on a specific identification basis, which is the same basis used for federal income tax purposes. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

Expenses – Each Fund bears expenses incurred specifically on its behalf as well as a portion of general Trust expenses, which are allocated among the Funds according to methods authorized by the Trustees.

Allocation Between Classes – Investment income earned, realized capital gains and losses, and unrealized appreciation and depreciation are allocated daily to each class of shares of a Fund based upon its proportionate share of total net assets of the Fund. Class specific expenses are charged directly to the class incurring the expense. Common expenses which are not attributable to a specific class are allocated daily to each class of shares based upon its proportionate share of total net assets of the Fund.

Dividends and Distributions – Dividends arising from net investment income and distributions of net realized capital gains, if any, are declared and paid annually to shareholders of each Fund. The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either temporary or permanent in nature and are primarily due to differing treatments of net short-term gains. Dividends and distributions are recorded on the ex-dividend date.

The tax character of distributions paid during the periods ended September 30, 2015 and March 31, 2015 was as follows:

	Period Ended	Ordinary Income	Long-Term Capital Gains	Total Distributions
BPV Core Diversification Fund	9/30/2015	$—	$—	$—
	3/31/2015	$1,175,269	$715,001	$1,890,270
BPV Wealth Preservation Fund	9/30/2015	$—	$—	$—
	3/31/2015	$429,776	$—	$429,776
BPV Low Volatility Fund	9/30/2015	$—	$—	$—
	3/31/2015	$350,754	$—	$350,754
BPV Large Cap Value Fund	9/30/2015	$—	$—	$—
	3/31/2015	$100,554	$—	$100,554
BPV Income Opportunities Fund	9/30/2015	$—	$—	$—
	3/31/2015	N/A	N/A	N/A

BPV Family of Funds	Notes to Financial Statements

September 30, 2015 (Unaudited)

Offering Costs – Offering costs, including the cost of printing initial prospectuses and legal and registration fees, are being amortized over twelve months from the inception date of the BPV Income Opportunities Fund. As of September 30, 2015, offering costs remaining to be amortized for the BPV Income Opportunities Fund are $20,195.

Option Writing / Purchasing – The Funds may write or purchase option contracts to adjust risk and return of their overall investment positions. When a Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options that expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or loss on investment transactions. Risks from entering into option transactions include the potential inability of the counterparties to meet the terms of the contracts, the potential inability to enter into closing transactions because of an illiquid secondary market and from unexpected movements in security values.

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

3. FEDERAL INCOME TAX

Each Fund has qualified and intends to continue to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986 (the “Code”). Qualification generally will relieve the Funds of liability for federal income taxes to the extent that 100% of their net investment income and net realized capital gains are distributed in accordance with the Code. Accordingly, no provision for income taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Fund’s intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

BPV Family of Funds	Notes to Financial Statements

September 30, 2015 (Unaudited)

The following information is computed on a tax basis for each item as of September 30, 2015:

	BPV Core Diversification Fund	BPV Wealth Preservation Fund	BPV Low Volatility Fund
Tax cost of portfolio investments	$33,061,098	$79,508,172	$64,166,534
Gross unrealized appreciation	$1,695,936	$7,312,168	$1,095,485
Gross unrealized depreciation	(2,376,159)	(10,630,139)	(2,184,487)
Net unrealized depreciation	(680,223)	(3,317,971)	(1,089,002)
Accumulated ordinary income	155,786	840,239	904,147
Undistributed long-term gains	47,435	—	—
Other gains	1,162,677	2,351,253	—
Accumulated earnings (deficit)	$685,675	$(126,479)	$(184,855)

	BPV Large Cap Value Fund	BPV Income Opportunities Fund
Tax cost of portfolio investments	$117,410,504	$3,063,699
Gross unrealized appreciation	$2,770,556	$1,821
Gross unrealized depreciation	(9,867,055)	(170,145)
Net unrealized depreciation	(7,096,499)	(168,324)
Accumulated ordinary income	732,759	23,067
Other gains	413,847	483
Accumulated deficit	$(5,949,893)	$(144,774)

As of September 30, 2015, the tax cost of written options contracts for the BPV Core Diversification, the BPV Wealth Preservation Fund and the BPV Low Volatility Fund is $39,282, $1,322,951 and $1,109,258, respectively.

The difference between the federal income tax cost of portfolio investments and the financial statement cost for each Fund is due to certain timing differences in the recognition of capital gains or losses under income tax regulations and GAAP. These “book/tax” differences are temporary in nature and are due to the tax deferral of losses on wash sales, straddles, constructive sales, grantor trusts and publicly traded partnership adjustments.

The Funds recognize the tax benefits or expenses of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has reviewed the tax positions taken on Federal income tax returns for the current and all open tax years (tax years ended March 31, 2012 through March 31, 2015) and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements. The Funds identify its major tax

BPV Family of Funds	Notes to Financial Statements

September 30, 2015 (Unaudited)

jurisdictions as U.S. Federal and certain State tax authorities; however the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the six months ended September 30, 2015, the Funds did not incur any material interest or penalties.

4. INVESTMENT TRANSACTIONS

During the six months ended September 30, 2015, cost of purchases and proceeds from sales of investment securities, other than short-term investments, options and U.S. government securities, were as follows:

	Cost of Purchases of Investment Securities	Proceeds from Sales of Investment Securities
BPV Core Diversification Fund	$8,986,665	$13,648,672
BPV Wealth Preservation Fund	$5,093,742	$13,215,186
BPV Low Volatility Fund	$7,516,000	$11,078,703
BPV Large Cap Value Fund	$69,357,501	$36,778,881
BPV Income Opportunities Fund	$1,153,656	$3,895

5. TRANSACTIONS WITH RELATED PARTIES

INVESTMENT ADVISORY AGREEMENT

Pursuant to the Investment Advisory Agreement with each Fund, the Adviser is entitled to an investment advisory fee, computed daily and payable monthly, of 0.75% of the average daily net assets of each of the BPV Core Diversification Fund and the BPV Wealth Preservation Fund, 0.40% of the average daily net assets of the BPV Low Volatility Fund, 0.65% of the average daily net assets of the BPV Large Cap Value Fund, and 0.94% of the average daily net assets of the BPV Income Opportunities Fund.

The Trust and the Adviser have entered into investment sub-advisory agreements with Quintium Advisors, LLC (“Quintium”) with respect to each of the BPV Core Diversification Fund, the BPV Wealth Preservation Fund and the BPV Low Volatility Fund, with AJO, LP with respect to the BPV Large Cap Value Fund, and with Altrius Capital Management, Inc. with respect to the BPV Income Opportunities Fund. Quintium is owned 50% by Northshore. Pursuant to these agreements, the Adviser pays each sub-adviser a monthly fee that varies depending on the amount of assets under the sub-adviser’s management.

BPV Family of Funds	Notes to Financial Statements

September 30, 2015 (Unaudited)

The Adviser has contractually agreed to reduce its fees or reimburse expenses of the Funds so that the total annual operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, other expenditures that are capitalized in accordance with GAAP, extraordinary expenses not incurred in the ordinary course of the Funds’ business, and amounts, if any, payable pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act) will not exceed 1.00% of average daily net assets of the BPV Core Diversification Fund and the BPV Wealth Preservation Fund, 0.50% of average daily net assets of the BPV Low Volatility Fund, 0.80% of average daily net assets of the BPV Large Cap Value Fund and 1.24% of average daily net assets of the BPV Income Opportunities Fund. Any fee reductions or expense reimbursements under the expense limitation agreement are subject to repayment by the Funds for a period of three years from the end of the fiscal year during which such reductions or reimbursements occurred, provided the Funds are available to effect such repayment and remain in compliance with the Adviser’s undertaking to limit expenses of the Funds.

During the six months ended September 30, 2015, the Adviser’s fee reductions and/or expense reimbursements were as follows:

Fund	Fees Waived/ Reimbursed by Adviser
BPV Core Diversification Fund	$93,589
BPV Wealth Preservation Fund	$90,544
BPV Low Volatility Fund	$131,381
BPV Large Cap Value Fund	$137,809
BPV Income Opportunities Fund	$70,776

As of September 30, 2015, the amount of fee reductions and expense reimbursements available for recovery by the Adviser from the BPV Core Diversification Fund, the BPV Wealth Preservation Fund, the BPV Low Volatility Fund, the BPV Large Cap Value Fund and the BPV Income Opportunities Fund is $966,386, $803,796, $446,764, $370,914 and $70,776, respectively. The Adviser may recapture these amounts no later than March 31 of the year stated below:

Fund	2016	2017	2018	2019	Total
BPV Core Diversification Fund	$369,361	$282,855	$220,581	$93,589	$966,386
BPV Wealth Preservation Fund	$203,623	$257,699	$251,930	$90,544	$803,796
BPV Low Volatility Fund	N/A	$34,063	$281,320	$131,381	$446,764
BPV Large Cap Value Fund	N/A	N/A	$233,105	$137,809	$370,914
BPV Income Opportunities Fund	N/A	N/A	N/A	$70,776	$70,776

BPV Family of Funds	Notes to Financial Statements

September 30, 2015 (Unaudited)

OTHER SERVICE PROVIDERS

Ultimus Fund Solutions, LLC (“Ultimus”) provides fund administration, fund accounting, compliance and transfer agency services to the Funds. The Funds pay Ultimus fees in accordance with the agreements for such services. Certain officers of the Trust are also officers of Ultimus, or of Ultimus Fund Distributors, LLC (the “Distributor”), the principal underwriter of the Funds’ shares and an affiliate of Ultimus.

Pursuant to the terms of a Distribution Agreement with the Trust, the Distributor serves as the Funds’ principal underwriter. The Distributor is a wholly-owned subsidiary of Ultimus. The Distributor receives compensation from each Fund for such services.

DISTRIBUTION PLANS

The Trust has adopted plans of distribution (the “Plans”) pursuant to Rule 12b-1 under the 1940 Act, which permit Advisor Shares of each of the BPV Core Diversification Fund and the BPV Wealth Preservation Fund and Class A Shares and Class C Shares, respectively, of the BPV Large Cap Value Fund and the BPV Income Opportunities Fund to directly incur or reimburse the Funds’ principal underwriter for certain expenses related to the distribution of its shares. The annual limitation for payment of expenses pursuant to the Plans is 0.25% of average daily net assets attributable to Advisor Shares and Class A Shares and 1.00% of average daily net assets attributable to Class C Shares.

During the six months ended September 30, 2015, Advisor Shares of the BPV Core Diversification Fund and the BPV Wealth Preservation Fund incurred distribution expenses of $437 and $15,204, respectively; Class A Shares of the BPV Large Cap Value Fund and BPV Income Opportunities Fund incurred distribution expenses of $11,448 and $0, respectively; and Class C Shares of the BPV Large Cap Value Fund and BPV Income Opportunities Fund incurred distribution expenses of $5,244 and $1, respectively.

COMPENSATION OF TRUSTEES

Certain officers of the Trust are also officers of the Adviser or Ultimus.

Trustees and officers affiliated with the Adviser or Ultimus are not compensated by the Trust for their services. Each Trustee who is not an affiliated person of the Adviser or Ultimus receives from the Trust an annual retainer of $6,000, paid quarterly; a fee of $1,500 per Fund for attendance at each in-person meeting of the Board of Trustees; and a fee of $500 per Fund for attendance at each telephonic meeting of the Board of Trustees. The Trust reimburses each Trustee and officer for his or her travel and other expenses relating to attendance at Board or committee meetings.

BPV Family of Funds	Notes to Financial Statements

September 30, 2015 (Unaudited)

6. DERIVATIVES RISK AND TRANSACTIONS

Investing in derivatives, including options, involves the risk of sustaining large and sudden losses. The use of derivatives by the BPV Core Diversification Fund, the BPV Wealth Preservation Fund and the BPV Low Volatility Fund may reduce each Fund’s returns and/or increase its volatility. Fluctuations in the value of a derivative may not correlate perfectly with the overall securities markets.

Derivatives may have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This use of embedded leverage allows the Funds to increase their market value exposure relative to their net assets and can substantially increase the volatility of the Funds’ performance.

Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivatives and the performance of the Funds. Typically, the associated risks are not the risks that the Funds are attempting to increase or decrease exposure to, per their investment objectives, but are the additional risks from investing in derivatives.

Examples of these associated risks are liquidity risk, which is the risk that the Funds will not be able to sell the derivative in the open market in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Funds. All option contracts held by the Funds during the six months ended September 30, 2015 were exchange traded.

A summary of call and put option contracts written by the Funds during the six months ended September 30, 2015 is as follows:

BPV Core Diversification Fund	Call Options		Put Options
	Contracts	Premiums	Contracts	Premiums
Options outstanding at beginning of period	—	$—	—	$—
Options written	—	—	570	93,567
Options closed	—	—	(100)	(54,285)
Options outstanding at end of period	—	$—	470	$39,282

BPV Family of Funds	Notes to Financial Statements

September 30, 2015 (Unaudited)

BPV Wealth Preservation Fund	Call Options		Put Options
	Contracts	Premiums	Contracts	Premiums
Options outstanding at beginning of period	1,225	$1,049,712	1,013	$332,386
Options written	5,772	3,325,386	4,648	1,336,831
Options expired	(535)	(103,349)	—	—
Options closed	(5,453)	(3,710,294)	(3,668)	(907,721)
Options outstanding at end of period	1,009	$561,455	1,993	$761,496

BPV Low Volatility Fund	Call Options		Put Options
	Contracts	Premiums	Contracts	Premiums
Options outstanding at beginning of period	939	$799,158	775	$253,550
Options written	4,846	2,797,272	3,990	1,121,992
Options expired	(440)	(85,180)	—	—
Options closed	(4,497)	(3,039,206)	(3,092)	(738,328)
Options outstanding at end of period	848	$472,044	1,673	$637,214

The locations in the Statements of Assets and Liabilities of the derivative positions of the BPV Core Diversification, the BPV Wealth Preservation Fund and the BPV Low Volatility Fund are as follows:

BPV Core Diversification Fund

		Fair Value
Type of Derivative	Location	Asset Derivatives	Liability Derivatives
Equity put options purchased	Investments in securities at value	$46,295	$—
Covered put options written	Option contracts written, at value	—	(21,385)
		$46,295	$(21,385)

BPV Family of Funds	Notes to Financial Statements

September 30, 2015 (Unaudited)

BPV Wealth Preservation Fund

		Fair Value
Type of Derivative	Location	Asset Derivatives	Liability Derivatives
Equity call options purchased	Investments in securities at value	$146,608	$—
Equity put options purchased	Investments in securities at value	1,397,112	—
Covered call options written	Option contracts written, at value	—	(403,801)
Covered put options written	Option contracts written, at value	—	(992,998)
		$1,543,720	$(1,396,799)

BPV Low Volatility Fund

		Fair Value
Type of Derivative	Location	Asset Derivatives	Liability Derivatives
Equity call options purchased	Investments in securities at value	$123,238	$—
Equity put options purchased	Investments in securities at value	1,173,082	—
Covered call options written	Option contracts written, at value	—	(339,522)
Covered put options written	Option contracts written, at value	—	(833,358)
		$1,296,320	$(1,172,880)

Transactions in derivative instruments for the BPV Core Diversification Fund, the BPV Wealth Preservation Fund and the BPV Low Volatility Fund during the six months ended September 30, 2015 are recorded in the following locations in the Statements of Operations:

BPV Core Diversification Fund

Type of Derivative	Location	Net Realized Gains(Losses)	Location	Change in Unrealized Appreciation/ Depreciation
Equity Contracts (Purchased Options)	Net realized gains (losses) from option contracts	$23,830	Net change in unrealized appreciation/depreciation on option contracts	$(28,586)
Equity Contracts (Written Options)	Net realized gains (losses) from option contracts	$(7,058)	Net change in unrealized appreciation/depreciation on option contracts	$17,897

BPV Family of Funds	Notes to Financial Statements

September 30, 2015 (Unaudited)

BPV Wealth Preservation Fund

Type of Derivative	Location	Net Realized Gains (Losses)	Location	Change in Unrealized Appreciation/ Depreciation
Equity Contracts (Purchased Options)	Net realized gains (losses) from option contracts	$131,373	Net change in unrealized appreciation/depreciation on option contracts	$535,164
Equity Contracts (Written Options)	Net realized gains (losses) from option contracts	$1,217,922	Net change in unrealized appreciation/depreciation on option contracts	$(286,632)

BPV Low Volatility Fund

Type of Derivative	Location	Net Realized Gains (Losses)	Location	Change in Unrealized Appreciation/ Depreciation
Equity Contracts (Purchased Options)	Net realized gains (losses) from option contracts	$142,958	Net change in unrealized appreciation/depreciation on option contracts	$437,883
Equity Contracts (Written Options)	Net realized gains (losses) from option contracts	$1,017,727	Net change in unrealized appreciation/depreciation on option contracts	$(220,293)

The BPV Large Cap Value Fund and the BPV Income Opportunities Fund did not hold any derivative instruments as of or during the six months ended September 30, 2015.

Volume of Derivative Instruments for the Funds during the six months ended September 30, 2015 is as follows:

BPV Core Diversification Fund

Type of Derivative	Unit of Measurement	Average
Equity Contracts Purchased	Contracts	157
Equity Contracts Written	Contracts	(157)

BPV Family of Funds	Notes to Financial Statements

September 30, 2015 (Unaudited)

BPV Wealth Preservation Fund

Type of Derivative	Unit of Measurement	Average
Equity Contracts Purchased	Contracts	2,750
Equity Contracts Written	Contracts	(3,412)

BPV Low Volatility Fund

Type of Derivative	Unit of Measurement	Average
Equity Contracts Purchased	Contracts	2,326
Equity Contracts Written	Contracts	(2,880)

7. SECTOR RISK

If a Fund has significant investments in the securities of issuers in industries within a particular business sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector. In addition, this may increase the risk of loss of an investment in the Fund and increase the volatility of the Fund’s net asset value per share. From time to time, a particular set of circumstances may affect this sector or certain companies within the sector, while having little or no impact on other sectors or other companies within the sector. For instance, economic or market factors, regulation or deregulation, and technological or other developments may negatively impact all companies in a particular sector and therefore the value of a Fund’s portfolio will be adversely affected. As of September 30, 2015, the BPV Large Cap Value Fund had 29.6% of the value of its net assets invested in stocks within the Financials sector.

8. INVESTMENTS IN OTHER INVESTMENT COMPANIES

Each Fund may invest a significant portion of its assets in shares of one or more investment companies, including money market mutual funds and exchange-traded funds (“ETFs”). The Funds will incur additional indirect expenses due to acquired fund fees and other costs to the extent it invests in shares of other investment companies. From time to time, each Fund may invest greater than 25% of its net assets in one or more investment companies. As of September 30, 2015, the SPDR® S&P 500® ETF Trust represented 36.5% and 37.1%, respectively, of the net assets of the BPV Wealth Preservation Fund and the BPV Low Volatility Fund. Additional information for this security, including its financial statements, is available from the Securities and Exchange Commission’s website at www.sec.gov. As of September

BPV Family of Funds	Notes to Financial Statements

September 30, 2015 (Unaudited)

30, 2015, the BPV Core Diversification Fund, the BPV Wealth Preservation Fund and the BPV Low Volatility Fund had 90.7%, 36.5% and 37.1%, respectively, of the value of their net assets invested in ETFs.

In order to maintain sufficient liquidity to implement investment strategies, or for temporary defensive purposes, each Fund may invest a significant portion of its assets in shares of one or more money market mutual funds. An investment in a money market mutual fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. While investor losses in money market mutual funds have been rare, they have occurred. In addition, additional indirect expenses will be incurred due to acquired fund fees and other costs to the extent of the investment in shares of money market mutual funds. As of September 30, 2015, the BPV Wealth Preservation Fund, the BPV Low Volatility Fund and the BPV Income Opportunities Fund had 49.8%, 49.4% and 43.2%, respectively, of the value of their net assets invested in Institutional Class shares of the BlackRock Liquidity Funds Treasury Trust Fund. Additional information for this security, including its financial statements, is available from the Securities and Exchange Commission’s website at www.sec.gov. As of September 30, 2015, the BPV Core Diversification Fund and the BPV Large Cap Value Fund did not have a significant portion of their assets invested in shares of money market mutual funds.

9. CONTINGENCIES AND COMMITMENTS

The Funds indemnify the Trust’s officers and Trustees for certain liabilities that might arise from the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. Each Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

10. SUBSEQUENT EVENTS

The Funds are required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed as of the date of the Statements of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Funds are required to disclose the nature of the event as well as an estimate of the financial effect, or a statement that such an estimate cannot be made. Management has evaluated subsequent events through the issuance of these financial statements and has noted no such events.

BPV Family of Funds	About Your Funds’ Expenses

(Unaudited)

We believe it is important for you to understand the impact of costs on your investment. As a shareholder of the Funds, you may incur two types of costs: (1) transaction costs, including redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other Fund expenses. Ongoing costs, which are deducted from each Fund’s gross income, directly reduce the investment return of the Funds.

A mutual fund’s ongoing costs are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The examples below are based on an investment of $1,000 made at the beginning of the most recent semi-annual period (April 1, 2015) and held until the end of the period (September 30, 2015).

The table below illustrates each Fund’s costs in two ways:

Actual fund return – This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from each Fund’s actual return, and the third column shows the dollar amount of expenses that would have been paid by an investor who started with $1,000 in the Funds. You may use the information here, together with the amount you invested, to estimate the ongoing costs that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Funds under the heading “Expenses Paid During Period.”

Hypothetical 5% return – This section is intended to help you compare the Funds’ ongoing costs with those of other mutual funds. It assumes that each Fund had an annual return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case, because the return used is not the Funds’ actual returns, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% return. You can assess each Fund’s ongoing costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that expenses shown in the table are meant to highlight and help you compare ongoing costs only. The Funds do not impose any sales loads. However, a redemption fee of 1% is charged on the sale of each class of shares of the Funds within 60 days of the date of their purchase.

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

BPV Family of Funds	About Your Funds’ Expenses

(Unaudited)

More information about the Funds’ expenses, including annual expense ratios, can be found in this report. For additional information on operating expenses and other shareholder costs, please refer to the Funds’ prospectus.

	Beginning Account Value April 1, 2015	Ending Account Value September 30, 2015	Net Expense Ratio(a)	Expenses Paid During Period(b)
BPV Core Diversification Fund
Institutional Shares
Actual	$1,000.00	$929.80	1.00%	$4.84
Hypothetical 5% Return (before expenses)	$1,000.00	$1,020.05	1.00%	$5.06
Advisor Shares
Actual	$1,000.00	$926.90	1.25%	$6.04
Hypothetical 5% Return (before expenses)	$1,000.00	$1,018.80	1.25%	$6.33

BPV Wealth Preservation Fund
Institutional Shares
Actual	$1,000.00	$977.50	1.00%	$4.96
Hypothetical 5% Return (before expenses)	$1,000.00	$1,020.05	1.00%	$5.06
Advisor Shares
Actual	$1,000.00	$977.30	1.25%	$6.20
Hypothetical 5% Return (before expenses)	$1,000.00	$1,018.80	1.25%	$6.33

BPV Low Volatility Fund
Institutional Shares
Actual	$1,000.00	$979.80	0.50%	$2.48
Hypothetical 5% Return (before expenses)	$1,000.00	$1,022.56	0.50%	$2.54

(a)	Annualized, based on the Fund’s most recent one-half year expenses.

(b)	Expenses are equal to the Funds’ annualized expense ratio multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

BPV Family of Funds	About Your Funds’ Expenses

(Unaudited)

	Beginning Account Value April 1, 2015	Ending Account Value September 30, 2015	Net Expense Ratio(a)	Expenses Paid During Period(b)
BPV Large Cap Value Fund
Institutional Shares
Actual	$1,000.00	$917.70	0.80%	$3.85
Hypothetical 5% Return (before expenses)	$1,000.00	$1,021.06	0.80%	$4.05
Class A Shares
Actual	$1,000.00	$916.70	1.05%	$5.05
Hypothetical 5% Return (before expenses)	$1,000.00	$1,019.80	1.05%	$5.32
Class C Shares
Actual	$1,000.00	$913.60	1.80%	$8.63
Hypothetical 5% Return (before expenses)	$1,000.00	$1,016.04	1.80%	$9.10

BPV Income Opportunities Fund(c)
Institutional Shares
Actual	$1,000.00	$940.00	1.24%	$3.66
Hypothetical 5% Return (before expenses)	$1,000.00	$1,018.85	1.24%	$6.28
Class A Shares
Actual	$1,000.00	$941.00	1.49%	$4.40
Hypothetical 5% Return (before expenses)	$1,000.00	$1,017.60	1.49%	$7.54
Class C Shares
Actual	$1,000.00	$938.00	2.24%	$6.60
Hypothetical 5% Return (before expenses)	$1,000.00	$1,013.84	2.24%	$11.31

(a)	Annualized, based on the Fund’s most recent one-half year expenses.

(b)	Expenses are equal to the Funds’ annualized expense ratio multiplied by the average account value over the period, multiplied by 183/185 (to reflect the one-half year period).

(c)

Expenses for BPV Income Opportunities Fund are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 111/365 (to reflect period since inception) and 183/365 (to reflect the one-half year period), for Actual and Hypothetical 5% Return information, respectively.

BPV Family of Funds	Other Information

(Unaudited)

The Trust files a complete listing of portfolio holdings for the Funds with the SEC as of the end of the first and third quarters of each fiscal year on Form N-Q. The filings are available upon request, by calling 1-888-859-5856. Furthermore, you may obtain a copy of these filings on the SEC’s website at http://www.sec.gov. The Trust’s Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge upon request by calling toll-free 1-888-859-5856, or on the SEC’s website at http://www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is also available without charge upon request by calling toll-free 1-888-859-5856, or on the SEC’s website at http://www.sec.gov.

BPV Family of Funds	Trustees’ Consideration and Approval of Advisory Agreements

September 30, 2015 (Unaudited)

The continuance of the investment advisory agreements (the “Advisory Agreements”) of the Core Diversification Fund, Wealth Preservation Fund, Low Volatility Fund (collectively, the “Quintium Funds”) and Large Cap Value Fund (together with the Quintium Funds, the “Renewed Funds”) with the Adviser was approved by the Trustees on May 13, 2015. Legal counsel directed the Trustees to a memorandum legal counsel had prepared (the “Memorandum”) that summarized the trustees’ fiduciary duties and responsibilities in reviewing and approving the Advisory Agreements. Legal counsel discussed with the Trustees the types of information that should be reviewed by the Trustees and their responsibilities in making an informed decision regarding the approval of the continuance of the Advisory Agreements.

Michael West, a principal of the Adviser, then reviewed with the Trustees a memorandum from the Adviser addressed to the Trustees that provided information regarding the Adviser and its business (the “Adviser Memorandum”), a copy of which was also included in the materials distributed to the Trustees in advance of the meeting (the “Board Materials”). He discussed the services provided to the Renewed Funds by the Adviser, the Adviser’s experience and qualifications, the historical performance of the Renewed Funds as compared to relevant benchmarks, the Adviser’s financial support of the Renewed Funds, the financial condition of the Adviser, and other information contained in the Adviser Memorandum. Mr. West then responded to questions from the Trustees regarding the information provided by the Adviser, each of which was answered to the Trustees’ satisfaction.

In deciding whether to approve the continuation of the Advisory Agreement, the Trustees then considered numerous factors, including:

(i)

The nature, extent, and quality of the services provided by the Adviser. In this regard, the Board reviewed the services being provided by the Adviser to the Renewed Funds including, without limitation, its investment advisory services since the Renewed Funds’ inception, its coordination of services among the Renewed Funds’ service providers, its oversight of the Sub-Advisers’ management of the Renewed Funds’ portfolios, its compliance procedures and practices, and its efforts to promote the Renewed Funds and assist in distribution. The Board also noted that the Trust’s president is an employee of the Adviser, and serves the Trust without additional compensation from the Trust. After reviewing the foregoing information and further information in the Adviser Memorandum (e.g., descriptions of the Adviser’s business and the Adviser’s Form ADV), the Board concluded that the quality, extent, and nature of the services provided by the Adviser are satisfactory and adequate for each Renewed Fund.

(ii)

The investment performance of the Funds and Adviser. In this regard, the Board compared the performance of the Renewed Funds with the performance of benchmark indices and other funds (this information was provided to the

BPV Family of Funds	Trustees’ Consideration and Approval of Advisory Agreements

September 30, 2015 (Unaudited)

Trustees at the Meeting), and discussed the Renewed Funds’ performance relative to their strategies as described in the Renewed Funds’ prospectus. The Board noted that the Large Cap Fund was outperforming its benchmark indicies and all of the funds in its peer group over the 3 month period, and was outperforming at least one of its benchmark indicies and several of the funds in its peer group over each of the 6 month, 1 year and since inception periods. The Board noted the performance of the Quintium Funds and considered the difficulty in comparing the performance of the Quintium Funds to other mutual funds, noting in particular that while the Quintium Funds did not have as high of returns as some other funds that were considered comparable, the Quintium Funds were achieving their respective performance with less risk than most of the comparable funds. The Board also considered the consistency of the Adviser’s management of the Renewed Funds with the Renewed Funds’ investment objectives and policies. Following discussion of the investment performance of the Renewed Funds, the Adviser’s experience in managing the Renewed Funds and other factors, the Board concluded that the investment performance of each of the Renewed Funds and the Adviser has been satisfactory.

(iii)

The costs of the services to be provided and profits to be realized by the Adviser and its affiliates from the relationship with the Renewed Funds. In this regard, the Board considered the Adviser’s staffing, personnel, and methods of operating; the Adviser’s compliance policies and procedures; the financial condition of the Adviser and the level of commitment to the Renewed Funds by the Adviser; the asset levels of the Renewed Funds; and the overall expenses of the Renewed Funds, including certain current and past fee waivers and expense reimbursements by the Adviser on behalf of the Renewed Funds. The Board then reviewed the fees and expenses of each Renewed Fund (including both the management fee and the net expense level) compared to other funds of a similar type or style of investment management or investment strategy, among other factors. Specifically, the Board determined that each Renewed Fund’s management fees were lower than some of the comparable funds and higher than others (except the management fee for the Low Volatility Fund, which was lower than that of all of the comparable funds presented). In addition, the Board determined that each Renewed Fund’s net expense ratio was lower than some of the comparable funds and higher than others (except the net expense ratio of the Low Volatility Fund, which was lower than that of all of the comparable funds presented). However, the Board also noted that many of the comparable funds were materially larger and could thus more easily afford to have lower fees than the Renewed Funds. The Board also discussed the difference between the management fee charged by the Adviser for the Wealth Preservation Fund and the Low Volatility Fund, and, after noting each Renewed Fund’s history and

BPV Family of Funds	Trustees’ Consideration and Approval of Advisory Agreements

September 30, 2015 (Unaudited)

focus, targeted market and the significant difference in the minimum account size for these two Renewed Funds, concluded that the difference in these fees was warranted and appropriate. Following further discussion, comparisons and consideration, the Board concluded that the fees paid to the Adviser by the Renewed Funds are appropriate and within the range of what would have been negotiated at arm’s length.

(iv)

The extent to which economies of scale would be realized as the Renewed Funds grow and whether advisory fee levels reflect these economies of scale for the benefit of the Funds’ investors. In this regard, the Board considered that the Renewed Funds’ fee arrangements with the Adviser involve both a management fee and an Expense Limitation Agreement. The Board noted that, while the management fee would remain the same at all asset levels, the Renewed Funds will benefit from economies of scale under its agreements with service providers other than the Adviser and the Sub-Adviser. Additionally, the Renewed Funds have experienced benefits from the Expense Limitation Agreement and, due to the size of each Renewed Fund, the Renewed Funds would likely continue to experience benefits from the Expense Limitation Agreement until the Renewed Funds grow to a level where the Adviser receives its full fee.

The Trustees then considered the approval of the continuance of the investment sub-advisory agreements (the “Quintium Sub-Advisory Agreements”) between each of the Quintium Funds, the Adviser and Quintium Advisors, LLC (“Quintium”). Counsel directed the Trustees to the Memorandum, which summarized the Trustees’ fiduciary duties and responsibilities in reviewing and approving the Quintium Sub-Advisory Agreements. Counsel discussed with the Trustees the types of information that should be reviewed by the Trustees and their responsibilities in making an informed decision regarding the approval of the continuance of the Quintium Sub-Advisory Agreements.

George Hashbarger Jr., a principal of Quintium, then reviewed with the Trustees a memorandum from Quintium addressed to the Trustees that provided information regarding Quintium and its business (the “Quintium Memorandum”), a copy of which was also included in the Board Materials. He discussed the services provided to the Quintium Funds by Quintium, Quintium’s experience and qualifications, the historical performance of the Quintium Funds as compared to relevant benchmarks, the current compensation terms for Quintium (noting that the responsibility for compensating Quintium was solely the responsibility of the Adviser) and other information contained in the Quintium Memorandum. Mr. Hashbarger then responded to questions from the Trustees regarding the information provided by Quintium, each of which was answered to the Trustees’ satisfaction.

BPV Family of Funds	Trustees’ Consideration and Approval of Advisory Agreements

September 30, 2015 (Unaudited)

In deciding whether to approve the continuation of the Quintium Sub-Advisory Agreements, the Trustees then considered numerous factors, including:

(i)

The nature, extent, and quality of the services provided by Quintium. In this regard, the Board reviewed the services being provided by Quintium to the Quintium Funds including, without limitation, its investment advisory services since the Quintium Funds’ inception. After reviewing the foregoing information and further information in the Quintium Memorandum (e.g., descriptions of Quintium’s business and the Quintium’s Form ADV), the Board concluded that the quality, extent, and nature of the services provided by Quintium are satisfactory and adequate for the Quintium Funds.

(ii)

The investment performance of the Quintium Funds and Quintium. In this regard, the Board compared the performance of the Quintium Funds with the performance of benchmark indices and other funds, and discussed the Quintium Funds’ performance relative to the strategy as described in the Quintium Funds’ prospectus. The Board also considered how Quintium’s investment methods focused on limiting risk, and that while the Quintium Funds had lower performance than some of the comparable funds, the measures of risk of the Quintium Funds were lower than the comparable funds. The Board also considered the consistency of Quintium’s management of the Quintium Funds with the Quintium Funds’ investment objective and policies. Following discussion of the investment performance of the Quintium Funds, Quintium’s experience in managing the Quintium Funds, Quintium’s historical investment performance and other factors, the Board concluded that the investment performance of the Quintium Funds and Quintium has been satisfactory.

(iii)

The costs of the services to be provided and profits to be realized by Quintium and its affiliates from the relationship with the Quintium Funds. The Board examined and evaluated the fee arrangements between each Fund and Quintium under the Quintium Sub-Advisory Agreements, and noted that Quintium’s compensation for managing the Quintium Funds was solely the responsibility of the Adviser, and that the Quintium Funds would not be responsible for paying Quintium. The Board also considered potential benefits for Quintium in managing the Quintium Funds, including promotion of Quintium’s name and the potential for Quintium to generate soft dollars from Fund trades that may benefit Quintium’s clients other than the Quintium Funds (notwithstanding that Quintium does not currently collect soft dollars). The Board also considered the fees charged by Quintium for managing its other clients, noting that Quintium receives a lower management fee for its services (expressed as a percentage of assets managed) to the Quintium Funds than it does for its private fund clients. After considering all of the foregoing, the Board concluded that the fees to be

BPV Family of Funds	Trustees’ Consideration and Approval of Advisory Agreements

September 30, 2015 (Unaudited)

paid to Quintium by the Adviser under the Quintium Sub-Advisory Agreements are appropriate and within the range of fees that would have been negotiated in an arms’ length transaction.

(iv)

The extent to which economies of scale would be realized as the Quintium Funds grow and whether advisory fee levels reflect these economies of scale for the benefit of the Quintium Funds’ investors. In this regard, while acknowledging that Quintium is paid by the Adviser rather than directly by the Trust, the Board nonetheless considered that the fee arrangements with Quintium, when Fund assets are above $150,000,000, are paid at a fixed rate on Fund assets. The Board noted that, while the sub-advisory fee would remain the same at all asset levels above such amount, the Quintium Funds will benefit from economies of scale under its agreements with service providers other than the Adviser and Quintium.

The Board then considered the approval of the continuance of the investment sub-advisory agreement (the “AJO Sub-Advisory Agreement”) between the Large Cap Fund, the Adviser and AJO, LP (“AJO”). Counsel directed the Board to the Memorandum, which summarized the Trustees’ fiduciary duties and responsibilities in reviewing and approving the AJO Sub-Advisory Agreement. Counsel discussed with the Trustees the types of information that should be reviewed by the Board and their responsibilities in making an informed decision regarding the approval of the continuance of the AJO Sub-Advisory Agreement.

Ted Aronson, a principal of AJO, then reviewed with the Board a memorandum from AJO addressed to the Trustees that provided information regarding AJO and its business (the “AJO Memorandum”), a copy of which was also included in the Board Materials. He discussed the services provided to the Large Cap Fund by AJO, AJO’s experience and qualifications, the historical performance of the Large Cap Fund as compared to relevant benchmarks, the current compensation terms for AJO (noting that the responsibility for compensating AJO was solely the responsibility of the Adviser) and other information contained in the AJO Memorandum. Mr. Aronson then reviewed the Large Cap Fund’s investment strategy and performance in detail and responded to questions from the Trustees regarding the information provided by AJO, each of which was answered to the Trustees’ satisfaction.

In deciding whether to approve the continuation of the AJO Sub-Advisory Agreement, the Trustees then considered numerous factors, including:

(i)

The nature, extent, and quality of the services provided by AJO. In this regard, the Board reviewed the services being provided by AJO to the Large Cap Fund including, without limitation, its investment advisory services since the Fund’s inception. After reviewing the foregoing information and further information

BPV Family of Funds	Trustees’ Consideration and Approval of Advisory Agreements

September 30, 2015 (Unaudited)

in the AJO Memorandum (e.g., descriptions of AJO’s business and AJO’s Form ADV), the Board concluded that the quality, extent, and nature of the services provided by AJO are satisfactory and adequate for the Large Cap Fund.

(ii)

The investment performance of the Large Cap Fund and AJO. In this regard, the Board compared the performance of the Large Cap Fund with the performance of benchmark indices and other funds, and discussed the Fund’s performance relative to the strategy as described in the Fund’s prospectus. The Board noted that the Large Cap Fund was outperforming its benchmark indicies and all of the funds in its peer group over the 3 month period, and was outperforming at least one of its benchmark indicies and several of the funds in its peer group over each of the 6 month, 1 year and since inception periods. The Board also considered the consistency of AJO’s management of the Large Cap Fund with the Fund’s investment objective and policies. Following discussion of the investment performance of the Large Cap Fund, AJO’s experience in managing the Large Cap Fund, AJO’s historical investment performance and other factors, the Board concluded that the investment performance of the Large Cap Fund and AJO has been satisfactory.

(iii)

The costs of the services to be provided and profits to be realized by AJO and its affiliates from the relationship with the Large Cap Fund. The Board examined and evaluated the fee arrangements between the Large Cap Fund and AJO under the AJO Sub-Advisory Agreement, and noted that AJO’s compensation for managing the Large Cap Fund was solely the responsibility of the Adviser, and that the Large Cap Fund would not be responsible for paying AJO. The Board also considered potential benefits for AJO in managing the Large Cap Fund, including promotion of AJO’s name and the potential for AJO to generate soft dollars from Fund trades that may benefit AJO’s clients other than the Large Cap Fund (notwithstanding that AJO does not currently collect soft dollars). The Board also considered the fees charged by AJO for managing its other clients, noting that AJO receives the same management fee for its services (expressed as a percentage of assets managed) to the Large Cap Fund than it does for its other clients who employ the same strategy. After considering all of the foregoing, the Board concluded that the fees to be paid to AJO by the Adviser under the AJO Sub-Advisory Agreement are appropriate and within the range of fees that would have been negotiated in an arms’ length transaction.

(iv)

The extent to which economies of scale would be realized as the Large Cap Fund grows and whether advisory fee levels reflect these economies of scale for the benefit of the Large Cap Fund’s investors. In this regard, while acknowledging that AJO is paid by the Adviser rather than directly by the Trust, the Board nonetheless considered that the fee arrangement with AJO is paid at a rate that decreases as the Large Cap Fund’s assets increase. The Board noted that, since

BPV Family of Funds	Trustees’ Consideration and Approval of Advisory Agreements

September 30, 2015 (Unaudited)

AJO’s fee is paid by the Adviser and not directly by the Trust, the fact that AJO’s fee will decrease as assets of the Fund increase will not result in any economy of scale benefits for the Large Cap Fund, the Large Cap Fund will nonetheless benefit from economies of scale under its agreements with service providers other than the Adviser and AJO.

The Investment Advisory Agreement (the “Income Opportunities Advisory Agreement”) between the Income Opportunities Fund (the “Income Opportunities Fund”) and the Adviser was considered and approved for the first time at the meeting of the Trustees held on May 13, 2015. Counsel directed the Board to the Memorandum, which summarized the Trustees’ fiduciary duties and responsibilities in reviewing and approving the Income Opportunities Advisory Agreement. Counsel discussed with the Trustees the types of information that should be reviewed by the Trustees and their responsibilities in making an informed decision regarding the approval of the Income Opportunities Advisory Agreement.

Mr. West then reviewed with the Trustees a memorandum from the Adviser addressed to the Trustees that provided information regarding the Adviser and its business (the “Income Opportunities Adviser Memorandum”), a copy of which was also included in the Board Materials. He discussed the services to be provided to the Income Opportunities Fund by the Adviser, the Adviser’s experience and qualifications, the financial condition of the Adviser, and other information contained in the Income Opportunities Adviser Memorandum. Mr. West then responded to questions from the Trustees regarding the information provided by the Adviser, each of which was answered to the Trustees’ satisfaction.

In deciding whether to approve the Income Opportunities Advisory Agreement, the Trustees then considered numerous factors, including:

(i)

The nature, extent, and quality of the services provided by the Adviser. In this regard, the Board reviewed the services to be provided by the Adviser to the Income Opportunities Fund including, without limitation, its investment advisory services, its coordination of services among the Income Opportunities Fund’s service providers, its proposed oversight of Altrius’s management of the Fund’s portfolio, its compliance procedures and practices, and its plans to promote the Fund. The Board also noted that the Trust’s president is an employee of the Adviser, and serves the Trust without additional compensation from the Trust. After reviewing the foregoing information and further information in the Adviser Memorandum (e.g., descriptions of the Adviser’s business and the Adviser’s Form ADV), the Board concluded that the quality, extent, and nature of the services to be provided by the Adviser are satisfactory and adequate for the Income Opportunities Fund.

BPV Family of Funds	Trustees’ Consideration and Approval of Advisory Agreements

September 30, 2015 (Unaudited)

(ii)

The investment performance of the Adviser. In this regard, the Board acknowledged that the Income Opportunities Fund does not have investment performance, and the Adviser has not managed a similar fund in the past. However, the Board considered the Adviser’s experience in managing funds generally and other factors, and the Board concluded that the investment performance of the Adviser with respect to other series of the Trust was satisfactory to indicate that the Adviser was appropriate to advise the Income Opportunities Fund.

(iii)

The costs of the services to be provided and profits to be realized by the Adviser and its affiliates from the relationship with the Income Opportunities Fund. In this regard, the Board considered the Adviser’s staffing, personnel, and methods of operating; the Adviser’s compliance policies and procedures; the financial condition of the Adviser and the level of commitment to the Income Opportunities Fund by Adviser; and the overall expenses of the Fund, including the proposed fee waiver and expense reimbursement by the Adviser on behalf of the Income Opportunities Fund. The Board then reviewed the fees and expenses of the Income Opportunities Fund (including both the management fee and the net expense level) compared to other funds of a similar type or style of investment management or investment strategy, among other factors (information related to which was provided to the Trustees at the Meeting). Specifically, the Board determined that each of the Income Opportunities Fund’s management fee and net expense ratio was lower than some of the comparable funds and higher than others. Following further discussion, comparisons and consideration, the Board concluded that the fees to be paid to the Adviser by the Income Opportunities Fund is appropriate and within the range of what would have been negotiated at arm’s length.

(iv)

The extent to which economies of scale would be realized as the Income Opportunities Fund grows and whether advisory fee levels reflect these economies of scale for the benefit of the Fund’s investors. In this regard, the Board considered that the Income Opportunities Fund’s fee arrangements with the Adviser involve both a management fee and an Expense Limitation Agreement. The Board noted that, while the management fee would remain the same at all asset levels, the Fund’s expenses would be supplemented by the Adviser for the foreseeable future, and the Fund will benefit from economies of scale under its agreements with service providers other than the Adviser and Altrius.

The Trustees also considered and approved for the first time the Investment Sub-Advisory Agreement (the “Altrius Sub-Advisory Agreement”) between the Income Opportunities Fund, the Adviser and Altrius Capital Management, Inc. (“Altrius”). Counsel reviewed with the Trustees the Memorandum from legal counsel addressed

BPV Family of Funds	Trustees’ Consideration and Approval of Advisory Agreements

September 30, 2015 (Unaudited)

to the Trustees that, among other things, summarized their fiduciary duties and responsibilities in reviewing and approving the Altrius Sub-Advisory Agreement. Counsel discussed with the Trustees the types of information that should be reviewed by the Trustees and their responsibilities in making an informed decision regarding the approval of the Altrius Sub-Advisory Agreement.

Jim Russo, a principal of Altirus, reviewed with the Board a memorandum from Altrius addressed to the Trustees that provided information regarding Altrius and its business (the “Altrius Memorandum”), a copy of which was also included in the Board Materials. He discussed the services to be provided to the Income Opportunities Fund by Altrius, Altrius’ experience and qualifications, the historical performance of Altrius’ similar accounts, as compared to relevant benchmarks, the current proposed compensation terms for Altrius (noting that the responsibility for compensating Altrius was solely the responsibility of the Adviser) and other information contained in the Altrius Memorandum. Mr. Russo then responded to questions from the Trustees regarding the information provided by Altrius, each of which was answered to the Trustees’ satisfaction.

In deciding whether to approve the Altrius Sub-Advisory Agreement, the Trustees then considered numerous factors, including:

(i)

The nature, extent, and quality of the services to be provided by Altrius. In this regard, the Board reviewed the services to be provided by Altrius to the Income Opportunities Fund, which will be similar to those provided by Altrius to separate account clients where Altrius manages their portfolio or a portion of their portfolio in a manner similar to the investment strategy proposed for the Income Opportunities Fund. After reviewing the foregoing information and further information in the Altrius Memorandum (e.g., descriptions of Altrius’s business and Altrius’s Form ADV), the Board concluded that the quality, extent and nature of the services to be provided by Altrius are satisfactory and adequate for the Income Opportunities Fund.

(ii)

The investment performance of Altrius. In this regard, the Board compared the performance of accounts managed by Altrius with the same investment strategy as the Income Opportunities Fund with the performance of its benchmark indices and other funds. The Board also considered the number years that Altrius had consistently managed that strategy. Following discussion of Altrius’s past investment performance, Altrius’ experience in managing other accounts and other factors, the Board concluded that the investment performance of Altrius was satisfactory for managing the Income Opportunities Fund.

(iii)

The costs of the services to be provided and profits to be realized by Altrius and its affiliates from the relationship with the Income Opportunities Fund. The Board examined and evaluated the fee arrangements between the Fund

BPV Family of Funds	Trustees’ Consideration and Approval of Advisory Agreements

September 30, 2015 (Unaudited)

and Altrius under the Altrius Sub-Advisory Agreement, and noted that Altrius’s compensation for managing the Fund would be solely the responsibility of the Adviser, and that the Fund would not be responsible for paying Altrius. The Board also considered potential benefits for Altrius in managing the Fund, including promotion of Altrius’s name and the potential for Altrius to generate soft dollars from Fund trades that may benefit Altrius’s clients other than the Fund (notwithstanding that Altrius does not currently collect soft dollars). The Board also considered the fees charged by Altrius for managing its other clients, noting that the fee Altrius charges for its services (expressed as a percentage of assets managed) to the Income Opportunities Fund is less than the fees it charges to its separate account clients. After considering all of the foregoing, the Board concluded that the fees to be paid to Altrius by the Adviser under the Altrius Sub-Advisory Agreement are appropriate and within the range of fees that would have been negotiated in an arms’ length transaction.

(iv)

The extent to which economies of scale would be realized as the Income Opportunities Fund grows and whether advisory fee levels reflect these economies of scale for the benefit of the Funds’ investors. In this regard, while acknowledging that Altrius is paid by the Adviser rather than directly by the Trust, the Board nonetheless considered that the fee charged by Altrius declines as assets in the Income Opportunities Fund grow.

Must be accompanied or proceeded by a prospectus.
BPV Family of Funds are distributed by Ultimus Fund Distributors, LLC.

Item 2.	Code of Ethics.

Not required.

Item 3.	Audit Committee Financial Expert.

Not required.

Item 4.	Principal Accountant Fees and Services.

Not required.

Item 5.	Audit Committee of Listed Registrants.

Not applicable

Item 6.	Schedule of Investments.

(a)	Not applicable [schedule filed with Item 1]

(b)	Not applicable

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 10.	Submission of Matters to a Vote of Security Holders.

No material changes to the procedures by which the shareholders may recommend nominees to the registrant’s Board of Trustees have been implemented after the registrant’s last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11.	Controls and Procedures.

(a) Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not required

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto

Exhibit 99.CERT	Certifications required by Rule 30a-2(a) under the Act

Exhibit 99.906CERT	Certifications required by Rule 30a-2(b) under the Act

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	BPV Family of Funds

By (Signature and Title)*		/s/ Michael R. West
Michael R. West, President and Secretary

Date	December 7, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Michael R. West
Michael R. West, President and Secretary

Date	December 7, 2015

By (Signature and Title)*		/s/ Theresa M. Bridge
Theresa M. Bridge, Treasurer

Date	December 7, 2015

*	Print the name and title of each signing officer under his or her signature.